UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-8598

The Commerce Funds

(Exact name of registrant as specified in charter)

922 Walnut, Fourth Floor, Kansas City, Missouri	64106
(Address of principal executive offices)	(Zip code)

Diana E. McCarthy, Esq.

Drinker, Biddle & Reath LLP

One Logan Square

18th & Cherry Street

Philadelphia,

PA 19103

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-995-6365

Date of fiscal year end: 10/31/05

Date of reporting period: 7/31/05

Item 1 (Schedule of Investments)

COMMERCE SHORT-TERM GOVERNMENT FUND

Statement of Investments

July 31, 2005 (Unaudited)

	Principal Amount	Interest Rate		Maturity Date	Value
Collateralized Mortgage Obligations — 35.2%
Countrywide Alternative Loan Trust Series 2005-5R, Class A2	$1,728,763	4.75%		12/25/2018	$1,717,198
Countrywide Home Loans, Inc. Series 2002-21, Class A2	3,241	5.75		11/25/2017	3,233
Countrywide Home Loans, Inc. Series 2003-HYB3, Class 7A1	1,765,070	3.81	(a)	11/19/2033	1,714,236
Federal Home Loan Mortgage Corp. PAC Series 023, Class PK	1,157,232	6.00		11/25/2023	1,186,084
Federal Home Loan Mortgage Corp. PAC Series 159, Class H	93,225	4.50		09/15/2021	92,959
Federal Home Loan Mortgage Corp. PAC Series 1614, Class MB	548,525	6.50		12/15/2009	561,652
Federal Home Loan Mortgage Corp. PAC Series 1650, Class K	880,000	6.50		01/15/2024	931,776
Federal Home Loan Mortgage Corp. PAC Series 2103, Class TE	1,389,547	6.00		12/15/2028	1,425,858
Federal Home Loan Mortgage Corp. PAC Series 2109, Class PE	970,478	6.00		12/15/2028	997,419
Federal Home Loan Mortgage Corp. PAC Series 2131, Class PE	446,971	6.00		04/15/2026	452,360
Federal Home Loan Mortgage Corp. PAC Series 2178, Class PB	4,071,237	7.00		08/15/2029	4,230,614
Federal Home Loan Mortgage Corp. PAC Series 2389, Class CD	351,265	6.00		03/15/2016	358,184
Federal Home Loan Mortgage Corp. PAC Series 2594, Class OR	658,669	4.25		06/15/2032	645,221
Federal Home Loan Mortgage Corp. PAC Series 2626, Class KA	1,000,000	3.00		03/15/2030	953,568
Federal Home Loan Mortgage Corp. REMIC PAC Series 041, Class F	300,879	10.00		05/15/2020	300,689
Federal Home Loan Mortgage Corp. REMIC PAC Series 1351, Class TE	1,127,976	7.00		08/15/2022	1,150,045
Federal Home Loan Mortgage Corp. REMIC PAC Series 1607, Class G	809,847	6.00		08/15/2013	821,094
Federal Home Loan Mortgage Corp. REMIC PAC Series 1611, Class IA	37,363	6.50		02/15/2023	37,314
Federal Home Loan Mortgage Corp. REMIC PAC Series 1673, Class H	76,355	6.00		11/15/2022	77,037
Federal Home Loan Mortgage Corp. REMIC PAC Series 2022, Class PE	288,013	6.50		01/15/2028	297,125
Federal Home Loan Mortgage Corp. REMIC PAC Series 2061, Class TA	996,546	5.25		10/15/2027	997,222
Federal Home Loan Mortgage Corp. REMIC PAC Series 2161, Class PG	502,686	6.00		04/15/2028	507,985
Federal Home Loan Mortgage Corp. REMIC PAC Series 2345, Class PQ	191,313	6.50		08/15/2016	198,411
Federal Home Loan Mortgage Corp. REMIC PAC Series 2439, Class LG	2,066,259	6.00		09/15/2030	2,096,582
Federal Home Loan Mortgage Corp. REMIC Series 2591, Class QY	245,845	5.00		05/15/2014	246,729
Federal Home Loan Mortgage Corp. Series 031, Class EA Principal-Only Stripped Security(b)	1,282,836	0.00		04/25/2024	1,210,572
Federal Home Loan Mortgage Corp. Series 2515, Class KA	476,748	5.00		02/15/2016	479,701
Federal Home Loan Mortgage Corp. Series 2584, Class LX	308,542	5.50		12/15/2013	317,062
Federal Home Loan Mortgage Corp. Series 2644, Class ED	1,963,544	4.00		02/15/2018	1,917,411
Federal Home Loan Mortgage Corp. Series 2782, Class MC	2,322,259	4.50		01/15/2011	2,324,078
Federal Home Loan Mortgage Corp. Series T-58, Class 1A3	2,000,000	4.39		11/25/2038	1,985,997
Federal National Mortgage Association PAC Series 1992-129, Class L	642,523	6.00		07/25/2022	659,208
Federal National Mortgage Association PAC Series 1993-225, Class UB	1,460,272	6.50		12/25/2023	1,516,334
Federal National Mortgage Association PAC Series 2001-76, Class UC	1,000,000	5.50		11/25/2015	1,014,099
Federal National Mortgage Association PAC Series 2002-56, Class UC	1,200,000	5.50		09/25/2017	1,230,685
Federal National Mortgage Association PAC Series 2003-029, Class QH	1,119,634	2.50		06/25/2010	1,114,780
Federal National Mortgage Association PAC Series 2003-117, Class KB	556,000	6.00		12/25/2033	579,580
Federal National Mortgage Association REMIC PAC Series 1991-94, Class E Principal-Only Stripped Security(b)	156,056	0.00		07/25/2021	148,150
Federal National Mortgage Association REMIC PAC Series 1993-132, Class A Principal-Only Stripped Security(b)	252,178	0.00		10/25/2022	233,913
Federal National Mortgage Association REMIC PAC Series 1998-36, Class J	391,839	6.00		07/18/2028	396,707
Federal National Mortgage Association REMIC PAC Series 2001-71, Class MB	891,000	6.00		12/25/2016	921,408
Federal National Mortgage Association REMIC PAC Series 2003-14, Class AP	1,778,779	4.00		03/25/2033	1,745,375
Federal National Mortgage Association REMIC Series 1991-137, Class H	373,213	7.00		10/25/2021	390,321
Federal National Mortgage Association REMIC Series 1992, Class 89 Principal-Only Stripped Security(b)	113,037	0.00		06/25/2022	98,949
Federal National Mortgage Association REMIC Series 1992-1, Class E	14,319	7.50		01/25/2007	14,543
Federal National Mortgage Association REMIC Series 1993-140, Class J	1,100,000	6.65		06/25/2013	1,132,605

COMMERCE SHORT-TERM GOVERNMENT FUND

Statement of Investments (continued)

July 31, 2005 (Unaudited)

	Principal Amount	Interest Rate		Maturity Date	Value
Collateralized Mortgage Obligations — (continued)
Federal National Mortgage Association REMIC Series 1993-182, Class FA	$88,050	3.51	(a)%	09/25/2023	$85,974
Federal National Mortgage Association REMIC Series 1993-183, Class K	459,390	6.50		07/25/2023	469,324
Federal National Mortgage Association REMIC Series 1999-9, Class PD	37,326	6.00		05/25/2017	37,256
Federal National Mortgage Association REMIC Series 2001-20, Class VB	228,151	6.00		09/25/2017	228,886
Federal National Mortgage Association REMIC Series 2002-71, Class PC	571,799	5.50		12/25/2026	574,235
Federal National Mortgage Association Series 2000-M2, Class C	1,600,000	7.07	(a)	07/17/2022	1,732,657
Federal National Mortgage Association Series 2003-W6, Class 3A	1,219,934	6.50		09/25/2042	1,260,433
Federal National Mortgage Association Series 2004-21, Class AC	350,000	4.00		05/25/2016	344,102
Government National Mortgage Association REMIC PAC Series 2001-6, Class PM	422,347	6.50		06/16/2030	429,092
Government National Mortgage Association Series 1998-12, Class EB	560,313	6.50		05/20/2028	567,525
Government National Mortgage Association Series 2001-53, Class F	189,245	3.78	(a)	10/20/2031	189,925
Government National Mortgage Association Series 2002-28, Class A	2,680,600	4.78		02/16/2018	2,702,110
Government National Mortgage Association Series 2003-88, Class AC	2,570,517	2.91		06/16/2018	2,480,111
Government National Mortgage Association Series 2004-09, Class A	1,708,745	3.36		08/16/2022	1,650,247
Government National Mortgage Association Series 2004-43, Class A	360,157	2.82		12/16/2019	346,072
Government National Mortgage Association Series 2004-45, Class A	1,422,671	4.02		12/16/2021	1,401,186
Government National Mortgage Association Series 2004-60, Class C	650,000	5.24	(a)	03/16/2028	661,629
Government National Mortgage Association REMIC Series 2004-51, Class A	330,866	4.15		02/16/2018	326,855
Master Asset Securitization Trust Series 2004-3, Class 5A1	511,763	6.25		01/25/2032	517,680
Residential Asset Securitization Trust Series 2004-IP1, Class A1	1,706,912	3.93	(a)	01/25/2034	1,676,505
Residential Funding Mortgage Securities I, Inc. Series 2003-S8, Class A1	912,648	5.00		05/25/2018	904,546
Securitized Asset Sales, Inc. Series 1993-7, Class TA6	135,893	6.25		12/25/2023	135,562
Vendee Mortgage Trust Series 1996-2, Class 1Z	523,418	6.75		06/15/2026	546,897
Washington Mutual MSC Mortgage Pass-Through Series 2002-MS8, Class 4A5	1,000,000	5.75		12/25/2032	1,016,281
Wells Fargo Mortgage Backed Securities Trust Series 2003-6, Class 1A1	574,287	5.00		06/25/2018	571,595

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS					$62,288,758

Mortgage-Backed Pass-Through Obligations — 6.0%
Federal Home Loan Mortgage Corp.	$1,973	7.75%		09/01/2007	$2,017
	449,635	5.50		08/01/2017	458,752
	255,050	6.00		10/01/2023	261,515
Federal National Mortgage Association	17,277	8.00		12/01/2007	17,691
	528,118	7.00		03/01/2009	546,656
	1,006,480	4.50		11/01/2009	999,963
	14,514	6.50		02/01/2012	15,163
	601,758	6.50		09/01/2013	625,618
	520,950	10.50		11/01/2015	571,293
	503,702	6.00		07/01/2016	520,513
	14,299	4.32	(a)	08/01/2023	14,553
	5,495	9.00		07/01/2024	6,023
	52,504	5.43	(a)	12/01/2028	54,129
	174,617	7.00		11/01/2031	183,811
	1,083,058	5.27	(a)	02/01/2033	1,086,129
	1,461,223	6.00		07/01/2033	1,493,522
	1,694,672	4.07	(a)	02/01/2034	1,679,843
	952,260	5.11	(a)	10/01/2034	959,520
Government National Mortgage Association	22,410	8.00		10/15/2016	24,086
	29,579	8.00		07/15/2017	31,865
	1,132	4.13	(a)	11/20/2024	1,151
	1,721	4.13	(a)	12/20/2024	1,752
	49,846	4.38	(a)	04/20/2026	50,417
	35,134	3.75	(a)	08/20/2026	35,551
	54,015	4.38	(a)	01/20/2028	54,729
	983,326	5.50		10/15/2033	996,226

TOTAL MORTGAGE-BACKED PASS-THROUGH OBLIGATIONS					$10,692,488

U.S. Government Agency Obligations — 48.4%
Federal Farm Credit Bank	$470,000	5.40%		05/10/2006	$474,794
	2,000,000	3.00		04/15/2008	1,939,576
	237,000	6.89		09/13/2010	262,958
	250,000	7.00		09/01/2015	297,597
	500,000	6.13		12/29/2015	560,769
Federal Home Loan Bank	1,240,000	4.96		10/07/2005	1,242,760
	3,000,000	2.25		05/15/2006	2,958,498
	260,000	7.01		06/14/2006	266,593
	1,815,000	1.88		06/15/2006	1,781,069
	7,000,000	5.25		08/15/2006	7,078,470
	425,000	2.88		02/15/2007	416,534
	735,000	5.38		02/15/2007	747,452
	525,000	3.50		09/12/2007	517,158
	125,000	5.88		11/15/2007	129,334
	115,000	6.02		01/09/2008	119,574
	50,000	5.97		03/25/2008	52,060
	1,000,000	6.00		06/11/2008	1,044,508
	3,400,000	2.63		07/15/2008	3,242,906
	250,000	5.37		12/11/2008	258,061

COMMERCE SHORT-TERM GOVERNMENT FUND

Statement of Investments (continued)

July 31, 2005 (Unaudited)

	Principal Amount	Interest Rate	Maturity Date	Value
U.S. Government Agency Obligations — (continued)
	$3,000,000	5.59%	02/03/2009	$3,122,151
	125,000	5.90	03/26/2009	131,185
	35,000	5.99	04/09/2009	36,980
Federal Home Loan Mortgage Corp.	220,000	5.95	01/19/2006	222,073
	8,000,000	5.50	07/15/2006	8,102,888
	12,100,000	2.75	08/15/2006	11,934,944
	4,600,000	3.63	09/15/2008	4,512,572
	4,000,000	5.13	07/15/2012	4,153,004
	1,075,000	5.00	07/15/2014	1,108,825
	1,196,801	6.00	01/01/2019	1,254,202
	1,079,371	6.00	05/01/2019	1,131,141
Federal National Mortgage Association	5,000,000	5.25	06/15/2006	5,049,535
	1,500,000	4.38	10/15/2006	1,504,601
	5,500,000	7.25	01/15/2010	6,127,038
	5,000,000	3.88	02/15/2010	4,903,550
	3,000,000	6.13	03/15/2012	3,276,324
	3,800,000	4.63	10/15/2013	3,822,990
	2,000,000	4.63	10/15/2014	2,007,428

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS				$85,792,102

U.S. Treasury Obligations — 4.6%
United States Treasury Notes	$2,240,000	3.38%	10/15/2009	$2,173,412
	2,000,000	3.50	12/15/2009	1,949,454
	1,500,000	3.63	01/15/2010	1,468,593
	2,000,000	4.00	04/15/2010	1,986,562
	600,000	4.25	11/15/2014	598,195

TOTAL U.S. TREASURY OBLIGATIONS				$8,176,216

Repurchase Agreement(c) — 5.4%
State Street Bank & Trust Co.	$9,632,000	2.75%	08/01/2005	$9,632,000
Maturity Value: $9,634,207

TOTAL INVESTMENTS — 99.6%				$176,581,564

Other assets in excess of liabilities — 0.4%				646,980

Net Assets — 100.0%				$177,228,544

(a)	Variable rate security. Interest rate disclosed is that which is in effect at July 31, 2005.
(b)	Security issued with a zero coupon. Income is recognized through the accretion of discount.
(c)	Repurchase agreement was entered into on July 29, 2005. This agreement was fully collateralized by $7,575,000 U.S. Treasury Bond, 7.5%, due 11/15/2016 with a market value of 9,828,563.

Investment Abbreviations:

MSC	— Mortgage Securities Corp.
PAC	— Planned Amortization Class
REMIC	— Real Estate Mortgage Investment Conduit

COMMERCE SHORT-TERM GOVERNMENT FUND

Statement of Investments

July 31, 2005 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

INVESTMENT VALUATION — Investments in securities, Exchange Traded funds and investment companies traded on a U.S. or foreign securities exchange or the NASDAQ National Market System or for investments in securities traded on a foreign securities exchange for which an independent service is not available are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, securities are valued at the last bid price. Debt securities are valued at prices supplied by independent pricing services, broker/dealer-supplied valuations or matrix pricing systems. Unlisted equity securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share on the valuation date. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. In addition, the impact of events that occur after the publication of market quotations used by a Fund to price its securities but before the close of regular trading on the New York Stock Exchange will be reflected in a Fund’s next determined NAV if the Trust, in its discretion, determines to make an adjustment in light of the nature and significance of the event, consistent with applicable regulatory guidelines. Upon such determination the Fund utilizes a price from an independent service, if available. The independent service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depository receipts, futures contracts and foreign currency exchange rates. Securities for which quotations are not readily available or deemed to be inaccurate by the Adviser are valued at fair value using methods approved by the Trust’s Board of Trustees.

TAX INFORMATION — At July 31, 2005, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

Tax Cost	$180,282,489

Gross unrealized gain	2,517,213
Gross unrealized loss	(6,218,138)

Net unrealized security loss	$(3,700,925)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

COMMERCE BOND FUND

Statement of Investments

July 31, 2005 (Unaudited)

	Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities — 12.1%
Auto — 1.1%
Distribution Financial Services Trust Series 1999-3, Class A6	$4,011,925	6.88%	11/15/2016	$4,050,111
WFS Financial Owner Trust Series 2004-F1, Class A3	2,500,000	2.19	06/20/2008	2,477,832

				6,527,943

Commercial — 3.6%
Asset Securitization Corp. Series 1995-MD4, Class A1	416,120	7.10	08/13/2029	427,619
Asset Securitization Corp. Series 1997-D4, Class AIE	4,100,000	7.53	04/14/2029	4,354,293
CIT Equipment Collateral, Series 2005-VT1, Class A4	3,150,000	4.36	11/20/2012	3,141,833
LB Commercial Conduit Mortgage Trust Series 1998-C4, Class A1B	6,600,000	6.21	10/15/2035	6,896,977
LB-UBS Commercial Mortgage Trust Series 2002-C1, Class A4	5,500,000	6.46	03/15/2031	6,022,190

				20,842,912

Credit Card — 0.6%
Citibank Credit Card Issuance Trust Series 2004, Class A8	3,600,000	4.90	12/12/2016	3,629,917

Home Equity — 2.9%
Cityscape Home Loan Trust Series 1997-4, Class A5(a)	1,136,814	7.51	10/25/2018	1,140,883
Contimortgage Home Equity Loan Trust Series 1999-3, Class A6(a)	993,720	7.68	12/25/2029	1,002,105
Residential Asset Securities Corp. Series 1999-KS1, Class AI8	1,549,866	6.32	04/25/2030	1,549,204
Residential Funding Mortgage Securities I, Inc. Series 2000-HI2, Class AI5(a)	6,975,096	8.35	03/25/2025	7,016,500
Residential Funding Mortgage Securities I, Inc. Series 2000-HI4, Class AI7(a)	6,292,955	7.98	09/25/2030	6,373,870

				17,082,562

Manufactured Housing — 3.9%
Associates Manufactured Housing Pass-Through Series 1996-1, Class A5	2,190,212	7.60	03/15/2027	2,237,191
Green Tree Financial Corp. Series 1993-4, Class A5	7,819,049	7.05	01/15/2019	8,088,243
Green Tree Financial Corp. Series 1995-5, Class M1	2,000,000	7.65	09/15/2026	2,132,229
Green Tree Financial Corp. Series 1996-4, Class A7	3,692,917	7.90	06/15/2027	3,946,810
Green Tree Financial Corp. Series 1997-3, Class A6	210,355	7.32	03/15/2028	223,732
Green Tree Financial Corp. Series 1998-3, Class A5	1,619,268	6.22	03/01/2030	1,620,040
Green Tree Financial Corp. Series 1998-3, Class A6	1,044,220	6.76	03/01/2030	1,069,084
Green Tree Financial Corp. Series 1999-1, Class M1	3,750,000	6.56	11/01/2028	1,481,250
Green Tree Financial Corp. Series 1999-1, Class M2	1,500,000	7.34	11/01/2028	322,500
Oakwood Mortgage Investors, Inc. Series 1997-A, Class A5	1,434,501	7.13	05/15/2027	1,467,254

				22,588,333

TOTAL ASSET-BACKED SECURITIES				$70,671,667

Municipal Bond Obligations — 3.5%
Alabama — 0.2%
Montgomery Alabama Taxable Warrants Series 2005 (FSA)	$1,295,000	4.79%	04/01/2015	$1,282,089

Alaska — 0.3%
Providence Alaska Health System Direct Obligation Series 2005	500,000	4.31	10/01/2006	500,200
	755,000	4.68	10/01/2010	756,668
	500,000	4.79	10/01/2011	502,885

				1,759,753

California — 0.5%
Industry California Sales Tax Revenue Bonds Taxable Series 2005 (MBIA)	3,045,000	5.00	01/01/2013	3,086,260

New Jersey — 0.2%
New Jersey Economic Development Authority Revenue Bonds Taxable Designated Industry Series 2004-A	1,000,000	5.20	03/01/2014	1,027,110

Ohio — 0.8%
Energy Acquisition Corp. II Ohio Electricity Energy Acquisition Revenue Bonds Taxable Series 2005 (MBIA)	1,555,000	4.38	08/15/2007	1,555,575
	3,140,000	4.60	02/15/2009	3,136,923

				4,692,498

Oregon — 1.0%
Multnomah County Oregon School District 1J Portland GO Bonds Refunding Taxable Series 2004	785,000	5.17	06/15/2011	782,794
Oregon School Boards Association GO Bonds Taxable Pension Series 2005 (AMBAC)	5,000,000	4.36	06/30/2013	4,881,500

				5,664,294

Rhode Island — 0.1%
Providence Rhode Island GO Bonds Refunding Taxable Series 2004-B (FSA)	710,000	4.96	07/15/2014	714,061

Washington — 0.4%
Energy Northwest Washington Revenue Bonds Taxable Columbia Station Series 2005-C (AMBAC)	2,335,000	4.49	07/01/2011	2,305,112

TOTAL MUNICIPAL BOND OBLIGATIONS				$20,531,177

COMMERCE BOND FUND

Statement of Investments (continued)

July 31, 2005 (Unaudited)

	Principal Amount	Interest Rate	Maturity Date	Value
Collateralized Mortgage Obligations — 15.8%
Countrywide Alternative Loan Trust Series 2004-18CB, Class 3A1	$3,799,742	5.25%	09/25/2019	$3,732,711
Countrywide Alternative Loan Trust Series 2005-5R, Class A2	4,411,386	4.75	12/25/2018	4,381,877
Federal Home Loan Mortgage Corp. FGIC PAC Series 2430, Class UD	10,579,800	6.00	03/15/2017	11,134,867
Federal Home Loan Mortgage Corp. PAC Series 2110, Class PG	4,500,000	6.00	01/15/2029	4,646,237
Federal Home Loan Mortgage Corp. PAC Series 2633, Class PC	6,000,000	4.50	07/15/2015	5,953,809
Federal Home Loan Mortgage Corp. PAC Series 2760, Class EC	4,050,000	4.50	04/15/2017	3,965,733
Federal Home Loan Mortgage Corp. REMIC PAC Series 1579, Class PM	1,612,324	6.70	09/15/2023	1,665,578
Federal Home Loan Mortgage Corp. Series 2524, Class WC	1,950,000	6.00	11/15/2028	2,015,889
Federal Home Loan Mortgage Corp. Series 2677, Class BC	800,000	4.00	09/15/2018	718,226
Federal Home Loan Mortgage Corp. Series T-58, Class 1A3	3,000,000	4.39	11/25/2038	2,978,996
Federal National Mortgage Association FNIC PAC Series 2001-45, Class WG	3,074,303	6.50	09/25/2031	3,187,684
Federal National Mortgage Association PAC Series 2003-117, Class KB	3,000,000	6.00	12/25/2033	3,127,233
Federal National Mortgage Association REMIC PAC Series 2003-14, Class AP	1,322,967	4.00	03/25/2033	1,298,123
Federal National Mortgage Association REMIC Series 1992-1, Class E	100,230	7.50	01/25/2007	101,803
Federal National Mortgage Association Series 2000-M2, Class C(a)	4,600,000	7.07	07/17/2022	4,981,388
Federal National Mortgage Association Series 2002-73, Class OE	3,404,000	5.00	11/25/2017	3,405,903
Federal National Mortgage Association Series 2002-82, Class XE	2,660,000	5.00	12/25/2017	2,658,796
Federal National Mortgage Association Series 2003-86, Class OC	5,270,000	5.00	09/25/2026	5,293,583
Government National Mortgage Association Series 1998-12, Class EB	2,241,253	6.50	05/20/2028	2,270,098
Government National Mortgage Association Series 2004-09, Class A	3,816,797	3.36	08/16/2022	3,686,130
Government National Mortgage Association Series 2004-45, Class A	2,845,342	4.02	12/16/2021	2,802,371
Government National Mortgage Association Series 2004-60, Class C(a)	5,000,000	5.24	03/16/2028	5,089,451
Master Asset Securitization Trust Series 2004-3, Class 5A1	1,076,163	6.25	01/25/2032	1,088,607
Residential Asset Securitization Trust Series 2004-IP1, Class A1(a)	1,905,420	3.93	01/25/2034	1,871,477
Residential Funding Mortgage Securities Corp. Series 2003-RM2, Class AIII	4,587,450	6.00	05/25/2033	4,640,818
Residential Funding Mortgage Securities I, Inc. Series 2003-S8, Class A1	2,349,416	5.00	05/25/2018	2,328,559
Wells Fargo Mortgage Backed Securities Trust Series 2003-6, Class 1A1	3,190,484	5.00	06/25/2018	3,175,530

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS				$92,201,477

Commercial Mortgages — 0.8%
Government National Mortgage Association Series 2001-12, Class B(a)	$1,447,000	6.16%	06/16/2021	$1,511,162
Government National Mortgage Association Series 2002-62, Class B	1,641,000	4.76	01/16/2025	1,640,621
Government National Mortgage Association Series 2003-38, Class JC(a)	1,235,000	7.04	08/16/2042	1,405,324

TOTAL COMMERCIAL MORTGAGES				$4,557,107

Corporate Obligations — 23.2%
Aerospace/Defense — 0.3%
Lockheed Martin Corp.	$1,120,000	8.50%	12/01/2029	$1,577,206

Cable TV — 0.3%
Comcast Corp.	1,600,000	6.50	01/15/2015	1,753,190

Consumer Non-Durables — 0.2%
Clorox Co.	1,000,000	4.20	01/15/2010	986,418

Electric — 0.6%
Duke Energy Corp.	1,525,000	5.30	10/01/2015	1,569,077
Exelon Generation Co. LLC	2,166,000	5.35	01/15/2014	2,203,626

				3,772,703

Financial — 9.2%
Allstate Financial Global Funding(b)	2,400,000	6.15	02/01/2006	2,424,648
American General Finance Corp. MTN Series H	3,000,000	4.50	11/15/2007	2,992,074
Bank One Corp.(a)	1,000,000	9.88	03/01/2019	1,289,047
Bear Stearns Companies, Inc.	3,000,000	4.50	10/28/2010	2,960,649
Caterpillar Financial Services Corp. MTN Series F	1,500,000	2.65	01/30/2006	1,489,986
Equitable Life Assurance Society of the United States(b)	5,900,000	7.70	12/01/2015	6,935,196
General Electric Capital Corp. MTN Series A	4,325,000	5.88	02/15/2012	4,583,657
	3,000,000	6.00	06/15/2012	3,209,364
General Motors Acceptance Corp.	1,750,000	6.63	10/15/2005	1,758,248

COMMERCE BOND FUND

Statement of Investments (continued)

July 31, 2005 (Unaudited)

	Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations — (continued)
Financial — (continued)
John Deere Capital Corp.	$3,000,000	3.63%	05/25/2007	$2,959,926
Metropolitan Life Insurance Co.(b)	6,000,000	7.70	11/01/2015	7,051,464
Morgan Stanley	900,000	6.75	04/15/2011	979,744
	1,720,000	5.30	03/01/2013	1,757,154
Morgan Stanley Traded Custody Receipts(a)(b)	4,920,000	7.71	03/01/2032	5,918,022
Reed Elsevier Capital, Inc.	1,800,000	6.75	08/01/2011	1,963,274
SLM Corp. MTN	2,443,000	4.00	01/15/2009	2,397,414
Wells Fargo & Co.	3,480,000	3.13	04/01/2009	3,319,314

				53,989,181

Forestry — 0.1%
Weyerhaeuser Co.	457,000	6.75	03/15/2012	497,285

Industrial — 3.7%
Campbell Soup Co.	2,600,000	8.88	05/01/2021	3,623,092
Deluxe Corp.	1,300,000	5.00	12/15/2012	1,262,066
Receipts on Corporate Securities Trust CHR-1998-1	5,620,800	6.50	08/01/2018	5,714,161
Receipts on Corporate Securities Trust NSC-1998-1	3,185,553	6.38	05/15/2017	3,337,026
Ryder System, Inc.	4,000,000	6.60	11/15/2005	4,025,760
Service Master Co.	2,661,000	7.10	03/01/2018	2,973,402
Waste Management, Inc.	560,000	7.65	03/15/2011	625,969

				21,561,476

Multimedia — 0.4%
AOL Time Warner	495,000	6.13	04/15/2006	500,886
	1,600,000	6.75	04/15/2011	1,749,331

				2,250,217

Oil & Gas — 1.6%
Apache Finance Property Ltd.	4,500,000	7.00	03/15/2009	4,915,638
Occidental Petroleum Corp.	2,925,000	7.38	11/15/2008	3,177,647
Tosco Corp.	1,258,000	7.25	01/01/2007	1,300,325

				9,393,610

Oil-Field Services — 0.1%
Halliburton Co.	620,000	5.50	10/15/2010	640,745

Real Estate — 0.9%
EOP Operating LP	3,300,000	7.75	11/15/2007	3,512,784
Speiker Properties LP	1,600,000	7.35	12/01/2017	1,832,774

				5,345,558

Sovereign Agency — 0.3%
Resolution Funding Corp.	1,500,000	8.13	10/15/2019	2,010,284

Utilities — 2.1%
GTE Corp.	11,310,000	6.84	04/15/2018	12,523,360

Yankee — 3.4%
BHP Billiton Finance USA Ltd.	2,044,000	4.80	04/15/2013	2,035,182
	750,000	6.75	11/01/2013	842,350
Deutsche Telekom International Finance BV	1,335,000	8.50	06/15/2010	1,523,466
France Telecom SA	1,286,000	7.75	03/01/2011	1,472,722
Hanson Overseas BV	5,000,000	6.75	09/15/2005	5,015,875
Swiss Bank Corp.	7,335,000	7.38	06/15/2017	8,751,851

				19,641,446

TOTAL CORPORATE OBLIGATIONS				$135,942,679

Foreign Debt Obligation — 0.1%
Sovereign — 0.1%
Republic of Poland	$592,000	5.25%	01/15/2014	$612,128

TOTAL FOREIGN DEBT OBLIGATION				$612,128

Mortgage-Backed Pass-Through Obligations — 15.6%
Federal Home Loan Mortgage Corp.	$237,338	6.00%	12/01/2013	$244,690
	285,814	8.50	02/01/2019	308,269
	469,100	8.50	03/01/2021	508,375
	2,259,754	7.00	05/01/2026	2,380,667
	266,291	7.00	10/01/2030	279,624
	308,946	7.50	12/01/2030	329,885
	561,770	7.50	01/01/2031	599,845
	1,261,050	7.00	08/01/2031	1,324,246
	8,125,888	5.00	05/01/2033	8,016,590
	6,867,322	5.50	06/01/2033	6,909,600
	3,629,477	2.72 (a)	05/01/2034	3,537,925
Federal National Mortgage Association	740,053	5.50	01/01/2009	753,754
	541,971	7.00	07/01/2009	565,023
	102,375	6.50	02/01/2012	106,954
	313,618	6.00	12/01/2013	320,518

COMMERCE BOND FUND

Statement of Investments (continued)

July 31, 2005 (Unaudited)

	Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Pass-Through Obligations — (continued)
	$178,086	6.50%	07/01/2014	$185,760
	386,134	9.00	11/01/2021	417,451
	90,393	6.50	08/01/2024	93,956
	130,406	6.50	09/01/2024	135,546
	149,560	9.00	02/01/2025	163,168
	71,323	6.50	03/01/2026	74,064
	198,424	8.00	07/01/2028	213,700
	461,170	6.50	10/01/2028	478,742
	50,736	7.00	10/01/2028	53,486
	443,663	5.43 (a)	12/01/2028	457,393
	63,458	6.50	01/01/2029	65,876
	246,101	6.00	07/01/2029	251,936
	399,325	7.50	09/01/2029	425,996
	348,019	7.00	03/01/2031	366,340
	183,272	7.50	03/01/2031	195,365
	576,237	7.00	11/01/2031	606,575
	1,725,153	7.00	01/01/2032	1,815,980
	3,320,332	6.00	12/01/2032	3,393,726
	5,567,500	5.00	02/01/2033	5,494,672
	10,627,570	5.50	03/01/2033	10,689,252
	3,626,833	5.00	07/01/2033	3,579,391
	12,914,042	4.50	08/01/2033	12,400,977
	4,345,030	5.00	02/01/2034	4,283,149
	2,042,190	5.11 (a)	10/01/2034	2,057,759
	4,379,836	5.12 (a)	02/01/2035	4,391,810
Government National Mortgage Association	616,029	8.00	02/15/2022	663,575
	275,992	7.50	08/20/2025	294,591
	1,106,835	7.50	07/20/2026	1,180,423
	1,764,402	6.50	04/15/2031	1,844,711
	1,909,483	6.50	05/15/2031	1,996,396
	4,975,456	5.50	04/15/2033	5,040,731
	1,966,652	5.50	10/15/2033	1,992,453

TOTAL MORTGAGE-BACKED PASS-THROUGH OBLIGATIONS				$91,490,915

U.S. Government Agency Obligations — 15.9%
Federal Home Loan Bank	$10,000,000	5.13%	03/06/2006	$10,066,710
	18,755,000	2.75	11/15/2006	18,423,543
	7,210,000	4.88	11/15/2006	7,270,917
	7,000,000	5.59	02/03/2009	7,285,019
	2,270,000	5.58	02/17/2009	2,337,664
	4,150,000	5.38	08/15/2024	4,376,540
	3,025,000	7.13	02/15/2030	3,974,520
Federal Home Loan Mortgage Corp.	15,000,000	2.75	08/15/2006	14,795,385
Federal National Mortgage Association	1,300,000	5.08	06/24/2018	1,250,499
	8,900,000	7.13	01/15/2030	11,750,261
	6,000,000	6.63	11/15/2030	7,531,470
Tennessee Valley Authority	1,981,000	6.75	11/01/2025	2,473,360
	1,000,000	7.13	05/01/2030	1,324,958

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS				$92,860,846

U.S. Treasury Obligations — 5.4%
United States Treasury Bonds	$400,000	8.00%	11/15/2021	$558,625
	3,750,000	5.50	08/15/2028	4,261,815
	7,765,000	6.25	05/15/2030	9,760,240
	11,110,000	5.38	02/15/2031	12,624,604
United States Treasury Notes	4,500,000	4.25	11/15/2014	4,486,464

TOTAL U.S. TREASURY OBLIGATIONS				$31,691,748

Repurchase Agreement(c) — 6.8%
State Street Bank & Trust Co.	$39,673,000	2.75%	08/01/2005	$39,673,000
Maturity Value: $39,682,092

TOTAL INVESTMENTS — 99.2%				$580,232,744
Other assets in excess of liabilities — 0.8%				4,406,200

Net Assets — 100.0%				$584,638,944

(a)	Variable rate security. Coupon rate disclosed is that which is in effect at July 31, 2005.
(b)	Securities are exempt from registration under rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounted to $22,329,330, which represents approximately 3.8% of net assets as of July 31, 2005.
(c)	Repurchase agreement was entered into on July 29, 2005. This agreement was fully collateralized by $27,415,000 U.S. Treasury Bond, 9.88%, due 11/15/2015 with a market value of $40,471,364.

Investment Abbreviations:

AMBAC	— Insured by American Municipal Bond Assurance Corp.
FGIC	— Insured by Financial Guaranty Insurance Co.
FNIC	— Financial Network Investment Corporation
FSA	— Insured by Financial Security Assurance Co.
GO	— General Obligation
MTN	— Medium-Term Note
PAC	— Planned Amortization Class
REMIC	— Real Estate Mortgage Investment Conduit

COMMERCE BOND FUND

Statement of Investments

July 31, 2005 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

INVESTMENT VALUATION — Investments in securities, Exchange Traded funds and investment companies traded on a U.S. or foreign securities exchange or the NASDAQ National Market System or for investments in securities traded on a foreign securities exchange for which an independent service is not available are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, securities are valued at the last bid price. Debt securities are valued at prices supplied by independent pricing services, broker/dealer-supplied valuations or matrix pricing systems. Unlisted equity securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share on the valuation date. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. In addition, the impact of events that occur after the publication of market quotations used by a Fund to price its securities but before the close of regular trading on the New York Stock Exchange will be reflected in a Fund’s next determined NAV if the Trust, in its discretion, determines to make an adjustment in light of the nature and significance of the event, consistent with applicable regulatory guidelines. Upon such determination the Fund utilizes a price from an independent service, if available. The independent service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depository receipts, futures contracts and foreign currency exchange rates. Securities for which quotations are not readily available or deemed to be inaccurate by the Adviser are valued at fair value using methods approved by the Trust’s Board of Trustees.

TAX INFORMATION — At July 31, 2005, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

Tax Cost	$575,123,474

Gross unrealized gain	15,750,606
Gross unrealized loss	(10,641,336)

Net unrealized security gain	$5,109,270

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

COMMERCE GROWTH FUND

Statement of Investments

July 31, 2005 (Unaudited)

Shares	Description	Value
Common Stocks — 99.9%
Commercial Services — 3.6%
67,400	Moody’s Corp.	$3,188,694
56,600	The McGraw-Hill Cos., Inc.	2,604,166

		5,792,860

Communications — 2.1%
129,600	Sprint Corp.	3,486,240

Consumer Durables — 2.9%
27,600	Lennar Corp.	1,856,652
31,800	The Black & Decker Corp.	2,871,858

		4,728,510

Consumer Non-Durables — 6.7%
39,300	Nike, Inc.	3,293,340
41,800	PepsiCo, Inc.	2,279,354
94,200	The Procter & Gamble Co.	5,240,346

		10,813,040

Consumer Services — 6.2%
39,700	eBay, Inc.*	1,658,666
45,100	Harrah’s Entertainment, Inc.	3,551,174
45,300	Starwood Hotels & Resorts Worldwide, Inc.	2,868,396
36,900	Yum! Brands, Inc.	1,931,715

		10,009,951

Distribution Services — 1.5%
39,600	W.W. Grainger, Inc.	2,467,872

Electronic Technology — 18.0%
106,400	Cisco Systems, Inc.*	2,037,560
117,500	Dell, Inc.*	4,755,225
237,300	EMC Corp.*	3,248,637
72,800	Intel Corp.	1,975,792
61,800	Jabil Circuit, Inc.*	1,927,542
41,300	L-3 Communications Holdings, Inc.	3,230,899
126,400	Motorola, Inc.	2,677,152
42,700	QUALCOMM, Inc.	1,686,223
26,400	Rockwell Collins, Inc.	1,288,320
74,000	Texas Instruments, Inc.	2,350,240
59,800	The Boeing Co.	3,947,398

		29,124,988

Finance — 7.2%
69,300	American Express Co.	3,811,500
31,300	Franklin Resources, Inc.	2,529,666
84,300	U.S. Bancorp	2,534,058
45,500	Wells Fargo & Co.	2,790,970

		11,666,194

Health Services — 7.5%
58,500	Caremark Rx, Inc.*	2,607,930
38,800	Quest Diagnostics, Inc.	1,991,992
91,000	UnitedHealth Group, Inc.	4,759,300
40,800	WellPoint, Inc.*	2,886,192

		12,245,414

Health Technology — 10.2%
32,700	Abbott Laboratories	1,524,801
44,700	Becton, Dickinson & Co.	2,475,039
75,400	Johnson & Johnson	4,822,584
26,100	Medtronic, Inc.	1,407,834
62,600	Pfizer, Inc.	1,658,900
57,000	Stryker Corp.	3,083,130
34,800	Wyeth	1,592,100

		16,564,388

Industrial Services — 3.4%
59,400	Baker Hughes, Inc.	3,358,476
38,900	Diamond Offshore Drilling, Inc.	2,219,634

		5,578,110

Miscellaneous — 4.0%
33,600	Biotech HOLDRs Trust	6,443,136

Non-Energy Minerals — 1.4%
20,900	Phelps Dodge Corp.	2,224,805

Process Industries — 1.6%
52,600	The Dow Chemical Co.	2,522,170

Producer Manufacturing — 4.7%
62,100	Danaher Corp.	3,443,445
123,000	General Electric Co.	4,243,500

		7,686,945

Retail Trade — 6.7%
24,300	Lowe’s Companies, Inc.	1,609,146
49,600	Nordstrom, Inc.	1,835,696
78,500	The Home Depot, Inc.	3,415,535
70,400	The TJX Cos., Inc.	1,655,104
46,100	Wal-Mart Stores, Inc.	2,275,035

		10,790,516

Technology Services — 12.2%
101,800	Adobe Systems, Inc.	3,017,352
83,300	Akamai Technologies, Inc.*	1,271,991
4,600	Google, Inc.*	1,323,696
27,300	International Business Machines Corp.	2,278,458
304,400	Microsoft Corp.	7,795,684
64,800	VeriSign, Inc.*	1,704,888
71,100	Yahoo!, Inc.*	2,370,474

		19,762,543

TOTAL COMMON STOCKS		$161,907,682

	Principal Amount	Interest Rate	Maturity Date	Value
Repurchase Agreement(a) — 0.2%
State Street Bank & Trust Co.	$389,000	2.75%	08/01/2005	$389,000
Maturity Value: $389,089

TOTAL INVESTMENTS — 100.1%				$162,296,682
Liabilities in excess of other assets — (0.1)%				(134,440)

Net Assets — 100.0%				$162,162,242

*	Non-income producing security.
(a)	Repurchase agreement was entered into on July 29, 2005. This agreement was fully collateralized by $310,000 U.S. Treasury Bond, 7.5%, due 11/15/2016 with a market value of $402,225.

Investment Abbreviation:

HOLDRs	— Holding Company Depositary Receipts

COMMERCE GROWTH FUND

Statement of Investments

July 31, 2005 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

INVESTMENT VALUATION — Investments in securities, Exchange Traded funds and investment companies traded on a U.S. or foreign securities exchange or the NASDAQ National Market System or for investments in securities traded on a foreign securities exchange for which an independent service is not available are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, securities are valued at the last bid price. Debt securities are valued at prices supplied by independent pricing services, broker/dealer-supplied valuations or matrix pricing systems. Unlisted equity securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share on the valuation date. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. In addition, the impact of events that occur after the publication of market quotations used by a Fund to price its securities but before the close of regular trading on the New York Stock Exchange will be reflected in a Fund’s next determined NAV if the Trust, in its discretion, determines to make an adjustment in light of the nature and significance of the event, consistent with applicable regulatory guidelines. Upon such determination the Fund utilizes a price from an independent service, if available. The independent service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depository receipts, futures contracts and foreign currency exchange rates. Securities for which quotations are not readily available or deemed to be inaccurate by the Adviser are valued at fair value using methods approved by the Trust’s Board of Trustees.

TAX INFORMATION — At July 31, 2005, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

Tax Cost	$135,794,634

Gross unrealized gain	30,812,273
Gross unrealized loss	(4,310,225)

Net unrealized security gain	$26,502,048

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

COMMERCE MIDCAP GROWTH FUND

Statement of Investments

July 31, 2005 (Unaudited)

Shares	Description	Value
Common Stocks — 96.8%
Commercial Services — 6.5%
27,640	Equifax, Inc.	$1,006,096
33,685	Harte-Hanks, Inc.	916,232
38,468	Moody’s Corp.	1,819,921
27,920	Robert Half International Inc.	946,209
32,647	The Interpublic Group of Cos., Inc.*	408,087

		5,096,545

Communications — 0.9%
8,945	Telephone & Data Systems, Inc.	356,458
8,945	Telephone & Data Systems, Inc. Special Shares	341,699

		698,157

Consumer Durables — 3.4%
3,575	Centex Corp.	264,479
8,835	Lennar Corp.	594,330
19,540	The Black & Decker Corp.	1,764,657

		2,623,466

Consumer Non-Durables — 3.1%
12,080	Church & Dwight Co., Inc.	453,604
55,230	Coach, Inc.*	1,939,125

		2,392,729

Consumer Services — 11.6%
27,760	GTECH Holdings Corp.	831,690
15,306	Harrah’s Entertainment, Inc.	1,205,194
94,600	Hilton Hotels Corp.	2,341,350
25,825	Marriott International, Inc.	1,768,238
17,175	Starwood Hotels & Resorts Worldwide, Inc.	1,087,521
135,965	The ServiceMaster Co.	1,868,159

		9,102,152

Distribution Services — 2.1%
8,290	McKesson Corp.	373,050
20,700	W.W. Grainger, Inc.	1,290,024

		1,663,074

Electronic Technology — 20.7%
9,615	Alliant Techsystems, Inc.*	701,895
24,340	Apple Computer, Inc.*	1,038,101
26,800	Comverse Technology, Inc.*	677,772
56,080	Harris Corp.	2,078,885
25,820	KLA-Tencor Corp.	1,334,894
26,916	L-3 Communications Holdings, Inc.	2,105,639
27,410	Linear Technology Corp.	1,065,153
53,705	MEMC Electronic Materials, Inc.*	912,448
37,535	National Semiconductor Corp.	927,490
45,270	NCR Corp.*	1,571,322
16,565	Network Appliance, Inc.*	422,573
19,300	NVIDIA Corp.*	522,258
45,890	Polycom, Inc.*	760,397
29,165	Rockwell Collins, Inc.	1,423,252
20,192	Thermo Electron Corp.*	602,933

		16,145,012

Finance — 7.2%
2,315	Chicago Merchantile Exchange Holdings, Inc.	696,931
60,295	Eaton Vance Corp.	1,481,448
24,628	Federated Investors, Inc., Class B	786,619
25,275	T. Rowe Price Group, Inc.	1,676,996
4,570	The St. Joe Co.	371,952
29,925	Waddell & Reed Financial, Inc.	581,443

		5,595,389

Health Services — 5.0%
6,310	Coventry Health Care, Inc.*	446,306
28,340	IMS Health, Inc.	771,698
24,246	Stericycle, Inc.*	1,409,178
18,239	WellPoint, Inc.*	1,290,227

		3,917,409

Health Technology — 9.1%
8,530	Biomet, Inc.	325,249
28,750	C. R. Bard, Inc.	1,920,213
41,600	Cephalon, Inc.*	1,743,040
11,400	Genzyme Corp.*	848,274
12,120	IDEXX Laboratories, Inc.*	769,135
6,768	Invitrogen Corp.*	580,491
23,529	Varian Medical Systems, Inc.*	923,749

		7,110,151

Industrial Services — 6.6%
20,310	Baker Hughes, Inc.	1,148,327
11,980	Diamond Offshore Drilling, Inc.	683,579
21,113	Jacobs Engineering Group, Inc.*	1,243,134
8,120	National-Oilwell Varco, Inc.*	425,082
41,295	Pride International, Inc.*	1,074,496
9,034	Smith International, Inc.	613,770

		5,188,388

Process Industries — 3.0%
14,432	Ecolab, Inc.	484,627
14,515	Pactiv Corp.*	319,620
14,950	Praxair, Inc.	738,380
12,438	Sigma-Aldrich Corp.	798,022

		2,340,649

Producer Manufacturing — 2.5%
37,170	Graco Inc.	1,421,009
4,679	ITT Industries, Inc.	497,846

		1,918,855

Retail Trade — 5.3%
12,600	Abercrombie And Fitch Co.	907,830
15,500	American Eagle Outfitters, Inc.	510,725
9,585	Fastenal Co.	629,159
38,770	Nordstrom, Inc.	1,434,878
14,575	Williams-Sonoma, Inc.*	643,632

		4,126,224

Technology Services — 9.2%
61,135	Adobe Systems, Inc.	1,812,041
48,715	Akamai Technologies, Inc.*	743,878
36,400	Autodesk, Inc.	1,244,516
97,530	BEA Systems, Inc.*	883,622
39,924	Citrix Systems, Inc.*	951,389
60,525	VeriSign, Inc.*	1,592,413

		7,227,859

Utilities — 0.6%
30,075	AES Corp.*	482,704

TOTAL COMMON STOCKS		$75,628,763

COMMERCE MIDCAP GROWTH FUND

Statement of Investments (continued)

July 31, 2005 (Unaudited)

Shares	Description	Value
Exchange Traded Fund — 1.7%
14,590	iShares Russell Midcap Growth Index Fund	$1,323,312

	Principal Amount	Interest Rate	Maturity Date	Value
Repurchase Agreement(a) — 1.7%
State Street Bank & Trust Co.	$1,320,000	2.75%	08/01/2005	$1,320,000
Maturity Value: $1,320,303

TOTAL INVESTMENTS — 100.2%				$78,272,075
Liabilities in excess of other assets – (0.2)%				(180,621)

Net Assets — 100.0%				$78,091,455

*	Non-income producing security.
(a)	Repurchase agreement was entered into on July 29, 2005. This agreement was fully collateralized by $915,000 U.S Treasury Bond, 9.88%, due 11/15/2015 with a market value of $1,350,768.

COMMERCE MIDCAP GROWTH FUND

Statement of Investments

July 31, 2005 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

INVESTMENT VALUATION — Investments in securities, Exchange Traded funds and investment companies traded on a U.S. or foreign securities exchange or the NASDAQ National Market System or for investments in securities traded on a foreign securities exchange for which an independent service is not available are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, securities are valued at the last bid price. Debt securities are valued at prices supplied by independent pricing services, broker/dealer-supplied valuations or matrix pricing systems. Unlisted equity securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share on the valuation date. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. In addition, the impact of events that occur after the publication of market quotations used by a Fund to price its securities but before the close of regular trading on the New York Stock Exchange will be reflected in a Fund’s next determined NAV if the Trust, in its discretion, determines to make an adjustment in light of the nature and significance of the event, consistent with applicable regulatory guidelines. Upon such determination the Fund utilizes a price from an independent service, if available. The independent service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depository receipts, futures contracts and foreign currency exchange rates. Securities for which quotations are not readily available or deemed to be inaccurate by the Adviser are valued at fair value using methods approved by the Trust’s Board of Trustees.

TAX INFORMATION — At July 31, 2005, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

Tax Cost	$66,966,609

Gross unrealized gain	12,582,654
Gross unrealized loss	(1,277,188)

Net unrealized security gain	$11,305,466

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

COMMERCE INTERNATIONAL EQUITY FUND

Statement of Investments

July 31, 2005 (Unaudited)

Shares	Description	Value
Common Stocks – 98.3%
Brazilian Real – 0.4%
5,039	Petroleo Brasileiro SA ADR (Oil, Gas & Consumable Fuels)	$264,900

Britain Pound Sterling — 26.1%
126,570	Aviva PLC (Insurance)	1,454,843
146,964	Barclays PLC (Commercial Banks)	1,438,712
56,051	BHP Billiton PLC (Metals & Mining)	794,503
57,160	British American Tobacco PLC (Tobacco)	1,142,248
120,204	Cadbury Schweppes PLC (Food Products)	1,157,729
108,529	Centrica Ordinary (Multi - Utilities)	447,297
61,309	Diageo PLC (Beverages)	846,943
44,114	GlaxoSmithKline PLC (Pharmaceuticals)	1,039,711
68,265	GUS PLC (Internet & Catalog Retail)	1,085,811
23,699	Persimmon PLC (Household Durables)	333,217
35,497	Reed Elsevier PLC (Media)	328,159
78,174	Royal Bank of Scotland Group PLC (Commercial Banks)	2,327,466
92,237	Smith & Nephew PLC (HealthCare Equipment & Supplies)	877,021
44,912	Smiths Group PLC (Industrial Conglomerates)	756,593
241,141	Tesco PLC (Food & Staples Retailing)	1,379,525
76,787	Tomkins PLC (Industrial Conglomerates)	369,445
18,067	Travis Perkins PLC (Specialty Retail)	514,092
722,295	Vodafone Group PLC (Wireless Telecommunication Services)	1,859,772
46,865	Wolseley PLC (Trading Company & Distribution)	976,879
48,409	WPP Group PLC (Media)	513,040

		19,643,006

Canadian Dollar — 3.3%
30,222	Penn West Energy Trust (Oil, Gas & Consumable Fuels)	765,395
7,026	Petro-Canada (Oil, Gas & Consumable Fuels)	505,289
8,684	Royal Bank of Canada (Commercial Banks)	549,113
20,472	Shoppers Drug Mart Corp. (Food & Staples Retailing)	685,717

		2,505,514

Euro — 31.6%
France – 11.1%
36,173	AXA (Insurance)	988,558
23,807	BNP Paribas SA (Commercial Banks)	1,721,786
36,421	France Telecom SA (Diversified Telecommunication Services)	1,124,721
12,497	Lafarge SA (Construction Materials)	1,183,371
10,731	Sanofi-Aventis (Pharmaceuticals)	928,321
4,565	Schneider Electric SA (Electrical Equipment)	358,934
8,310	Total SA (Oil, Gas & Consumable Fuels)	2,085,621

		8,391,312

Germany – 3.4%
24,159	Bayerische Motoren Werke (BMW) AG (Automobiles)	1,135,342
15,373	E.ON AG (Electric Utilities)	1,424,020

		2,559,362

Ireland – 3.1%
38,819	Allied Irish Banks PLC (Commercial Banks)	840,130
53,934	CRH PLC (Construction Materials)	1,526,910

		2,367,040

Italy – 4.2%
75,392	ENI SPA (Oil, Gas & Consumable Fuels)	2,141,714
304,355	Telecom Italia SPA (Diversified Telecommunication Services)	995,419

		3,137,133

Netherlands – 5.5%
48,432	ABN AMRO Holding NV (Commercial Banks)	1,210,835
51,436	ING Groep NV (Diversified Financial Services)	1,557,843
27,516	Koninklijke (Royal) Philips Electronics NV (Household Durables)	746,970
46,508	Reed Elsevier NV (Media)	633,245

		4,148,893

Spain – 4.3%
135,545	Banco Santander Central Hispano SA (Commercial Banks)	1,679,571
90,731	Telefonica SA (Diversified Telecommunication Services)	1,527,995

		3,207,566

TOTAL EURO		$23,811,306

Hong Kong Dollar — 3.2%
34,223	Hang Seng Bank Ltd. (Commercial Banks)	473,268
440,000	PetroChina Co. Ltd. (Oil, Gas & Consumable Fuels)	393,385
70,000	Sun Hung Kai Properties Ltd. (Real Estate)	722,643
82,000	Swire Pacific Ltd. Series ‘A’ (Real Estate)	783,760

		2,373,056

Indian Rupee – 0.8%
23,219	ICICI Bank Ltd. ADR (Commercial Banks)	613,214

Japanese Yen — 15.5%
37,800	Canon, Inc. (Office Electronics)	1,869,406
39,600	Denso Corp. (Auto Components)	956,318
8,600	Fanuc Ltd. (Machinery)	611,964
29,900	Honda Motor Co. Ltd. (Automobiles)	1,537,220
8,400	Hoya Corp. (Electronic Equipment & Instruments)	1,035,570
62	Japan Tobacco, Inc. (Tobacco)	882,366
55	Millea Holdings, Inc. (Insurance)	719,146
43,000	Mitsui Sumitomo Insurance Co. Ltd. (Insurance)	382,095
35,000	Ricoh Co. Ltd. (Office Electronics)	536,402
124	Sumitomo Mitsui Financial Group (Commercial Banks)	817,291

COMMERCE INTERNATIONAL EQUITY FUND

Statement of Investments (continued)

July 31, 2005 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Japanese Yen – (continued)
21,900	Takeda Chemical Industries Ltd. (Pharmaceuticals)	$1,120,080
32,500	Toyota Motor Corp. (Automobiles)	1,228,597

		11,696,455

Korean Won — 4.4%
14,400	Korea Electric Power Corp. (Electric Utilities)	500,711
11,420	KT Corp. (Diversified Telecommunication Services)	486,076
3,311	POSCO (Metals & Mining)	661,103
3,017	Samsung Electronics Co. Ltd. (Semiconductor & Semiconductor Equipment)	1,660,276

		3,308,166

Singapore Dollar – 1.1%
88,000	United Overseas Bank Ltd. (Commercial Banks)	798,438

Swiss Franc — 11.9%
31,236	Credit Suisse Group (Capital Markets)	1,309,025
6,945	Nestle AG (Food Products)	1,905,287
38,753	Novartis AG (Pharmaceuticals)	1,885,696
9,687	Roche Holding AG (Pharmaceuticals)	1,317,110
5,517	Syngenta AG (Chemicals)	575,869
4,703	Synthes, Inc. (HealthCare Equipment & Supplies)	510,248
18,025	UBS AG (Capital Markets)	1,481,392

		8,984,627

TOTAL COMMON STOCKS		$73,998,682

	Principal Amount	Interest Rate	Maturity Date	Value
Repurchase Agreement(a) – 2.6%
State Street Bank & Trust Co.	$1,962,000	2.75	08/01/2005	$1,962,000
Maturity Value: $ 1,962,450

TOTAL INVESTMENTS - 100.9%				$75,960,682
Liabilities in excess of other assets – (0.9)%				(651,612)

Net Assets – 100.0%				$75,309,070

(a)	Repurchase agreement was entered into on July 29, 2005. This agreement was fully collateralized by $1,545,000 U.S. Treasury Bond, 7.50%, due 11/15/2016 with a market value of 2,004,638.

Investment Abbreviation:

ADR	— American Depositary Receipt

COMMERCE INTERNATIONAL EQUITY FUND

Statement of Investments

July 31, 2005 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

INVESTMENT VALUATION — Investments in securities, Exchange Traded funds and investment companies traded on a U.S. or foreign securities exchange or the NASDAQ National Market System or for investments in securities traded on a foreign securities exchange for which an independent service is not available are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, securities are valued at the last bid price. Debt securities are valued at prices supplied by independent pricing services, broker/dealer-supplied valuations or matrix pricing systems. Unlisted equity securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share on the valuation date. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. In addition, the impact of events that occur after the publication of market quotations used by a Fund to price its securities but before the close of regular trading on the New York Stock Exchange will be reflected in a Fund’s next determined NAV if the Trust, in its discretion, determines to make an adjustment in light of the nature and significance of the event, consistent with applicable regulatory guidelines. Upon such determination the Fund utilizes a price from an independent service, if available. The independent service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depository receipts, futures contracts and foreign currency exchange rates. Securities for which quotations are not readily available or deemed to be inaccurate by the Adviser are valued at fair value using methods approved by the Trust’s Board of Trustees.

Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, delayed settlements, and their prices may be more volatile than those of comparable securities in the United States.

FORWARD FOREIGN CURRENCY CONTRACTS — At July 31, 2005, the Fund had outstanding forward foreign currency exchange contracts to purchase foreign currency as follows:

Open Forward Foreign Currency Purchase Contracts	Expiration Date	Value on Settlement Date	Current Value	Unrealized
				Gain	Loss
Canadian Dollar	08/02/2005	$93,798	$94,637	$839	$—
Canadian Dollar	08/03/2005	124,654	124,827	173	—

TOTAL OPEN FORWARD FOREIGN CURRENCY PURCHASE CONTRACTS		$218,452	$219,464	$1,012	$—

TAX INFORMATION — At July 31, 2005, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

Tax Cost	$62,286,473

Gross unrealized gain	14,125,008
Gross unrealized loss	(450,799)

Net unrealized security gain	$13,674,209

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Statement of Investments

July 31, 2005 (Unaudited)

	Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations — 95.9%
Alabama — 1.3%
Birmingham AL GO Bonds (Refunding Warrants) Series B (FSA) (AAA/Aaa)	$930,000	5.50%	07/01/2012	$1,039,647
Birmingham AL Special Care Facilities Financing Authority Revenue Bonds (Childrens Hospital) Series B (AMBAC) (AAA/Aaa)	1,005,000	5.00	06/01/2016	1,080,114

				2,119,761

Arizona — 1.4%
Arizona Health Facilities Authority Revenue Bonds (Blood Systems, Inc.) (Refunding) (A-/NR)	755,000	4.00	04/01/2006	760,723
Maricopa County AZ School District No. 6 Washington Elementary GO Bonds (School Improvement Project 2001) Series B (FSA) (AAA/Aaa)	400,000	5.00	07/01/2017	441,992
Pinal County AZ Unified School District No. 43 Apache Junction GO Bonds (Refunding) (FGIC) (AAA/Aaa)	500,000	5.75	07/01/2015	581,675
Tempe AZ GO Bonds (AA+/Aa1)	500,000	6.60	07/01/2006	517,190

				2,301,580

Arkansas — 0.7%
Arkansas State Development Finance Authority Revenue Bonds (Single Family Mortgage Backed Securities Program) Series A (GNMA/FNMA) (AAA/NR)(a)	15,000	5.65	07/01/2011	15,010
Arkansas State Development Finance Authority State Park Facilities Revenue Bonds (Mt. Magazine Project) (FSA) (AAA/Aaa)	1,000,000	5.00	01/01/2017	1,078,950

				1,093,960

California — 4.9%
Central CA Unified School District GO Bonds (Refunding) (MBIA) (AAA/Aaa)	1,000,000	5.00	07/01/2023	1,072,130
Oxnard CA Union High School District GO Bonds (Refunding) Series A (MBIA) (AAA/Aaa)	1,000,000	5.90	02/01/2019	1,189,070
Redding CA Joint Powers Financing Authority Water Revenue Bonds (Refunding) Series A (AMBAC) (AAA/Aaa)	1,450,000	5.00	06/01/2021	1,525,183
San Diego CA Unified School District GO Bonds Series C (FSA) (AAA/Aaa)	550,000	5.00	07/01/2017	604,516
Santa Rosa CA High School District GO Bonds Election 2002 (MBIA) (AAA/NR)	1,395,000	5.00	08/01/2018	1,496,556
West Contra Costa CA Unified School District GO Bonds (Refunding) Series A (MBIA) (AAA/Aaa)	1,810,000	5.70	02/01/2022	2,152,289

				8,039,744

Colorado — 2.4%
Colorado Educational & Cultural Facilities Authority Revenue Bonds (Charter School-Littleton Academy) (BBB/NR)	565,000	5.38	01/15/2012	577,164
	615,000	6.00	01/15/2022	622,177
Colorado Educational & Cultural Facilities Authority Revenue Bonds (Charter School-University Laboratory School Project) (ETM) (NR/Baa2)	755,000	5.25	06/01/2011	795,310
Colorado Educational & Cultural Facilities Authority Revenue Bonds (Nashville Public Radio) (BBB+/NR)	365,000	5.50	04/01/2009	381,808
	390,000	5.50	04/01/2010	410,561
Colorado Water Resources & Power Development Authority Drinking Water Revenue Bonds (Revolving Funding Program) Series A (AA/Aa1)	1,000,000	5.50	09/01/2022	1,157,290

				3,944,310

District Of Columbia — 0.7%
District of Columbia Revenue Bonds (World Wildlife Fund) Series A (AMBAC) (AAA/Aaa)	555,000	5.75	07/01/2011	614,890
Metropolitan Washington DC Airports Authority Revenue Bonds (Refunding) Series B (AMT) (MBIA) (AAA/Aaa)	500,000	5.25	10/01/2009	531,200

				1,146,090

Florida — 3.5%
Florida State Board of Education Capital Outlay GO Bonds (Refunding Public Education) Series D (AAA/Aa1)	895,000	5.50	06/01/2009	970,914
Florida State Board of Education GO Bonds (Public Education) Series J (AAA/Aa1)	2,525,000	5.00	06/01/2032	2,668,748
Florida State Community Services Corp. Walton County Water & Sewer Revenue Bonds (Refunding) (AMBAC) (NR/Aaa)	1,330,000	5.50	03/01/2014	1,484,825
St. Lucie County FL Revenue Bonds (Public Improvements) (AMBAC) (AAA/Aaa)	520,000	5.00	10/01/2018	565,308

				5,689,795

Georgia — 1.4%
George L Smith II GA World Congress Control Revenue Bonds (Refunding Domed Stadium Project) (AMT) (MBIA) (AAA/Aaa)	2,000,000	6.00	07/01/2011	2,211,980
Georgia State GO Bonds (ETM) Series D (AAA/Aaa)	30,000	5.50	08/01/2005	30,000

				2,241,980

Hawaii — 1.4%
Honolulu City & County GO Bonds (Unrefunded Balance) Series A (AA-/Aa2)	2,000,000	5.75	04/01/2012	2,256,340

Illinois — 5.1%
Chicago IL Board of Education Certificates of Participation (Lease) Series A (MBIA) (AAA/Aaa)	500,000	6.25	01/01/2010	559,420
Chicago IL GO Bonds Series A (FGIC) (AAA/Aaa)(b)	2,000,000	6.00	07/01/2010	2,262,860
	1,000,000	6.13	07/01/2010	1,137,060

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Statement of Investments (continued)

July 31, 2005 (Unaudited)

	Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations — (continued)
Illinois — (continued)
Chicago IL GO Bonds Series A (FGIC) (ETM) (AAA/Aaa)	$765,000	5.75%	01/01/2008	$814,480
Elgin IL GO Bonds (Refunding) Series B (NR/Aa2)	25,000	4.80	01/01/2010	25,844
Illinois Educational Facilities Authority Student Housing Revenue Bonds (Educational Advancement Fund University Center Project) (NR/Baa2)	670,000	5.50	05/01/2012	719,024
Illinois Housing Development Authority Revenue Bonds (Refunding Single Family Housing) Series C-1 (AA/Aa2)	555,000	3.70	02/01/2013	549,622
	500,000	3.80	02/01/2014	496,055
Kane County IL School District No. 101 GO Bonds (Batavia Building) (FSA) (NR/Aaa)	1,075,000	7.88	12/30/2007	1,192,928
Kane County IL School District No. 131 GO Bonds (Aurora East Side Capital Appreciation) Series A (FGIC) (AAA/Aaa)(c)	390,000	0.00	06/01/2006	380,457
St. Charles IL GO Bonds (Public Improvements) Series A (AMBAC) (NR/Aaa)	220,000	4.25	12/01/2023	211,048

				8,348,798

Indiana — 4.6%
Anderson IN School Building Corp. GO Bonds (First Mortgage) (FSA) (AAA/Aaa)	420,000	5.00	07/15/2016	454,944
East Noble IN Facilities School Building Revenue Bonds (Refunding First Mortgage) (MBIA) (AAA/NR)	385,000	3.00	01/15/2006	385,454
Elkhart County IN Hospital Authority Revenue Bonds (NR/A1)	390,000	4.75	08/15/2011	402,675
Evansville Vanderburgh IN Public Leasing Corp. Revenue Bonds (Refunding First Mortgage) (AMBAC) (AAA/NR)	1,740,000	5.25	07/15/2016	1,933,662
Indiana Health Facility Financing Authority Hospital Revenue Bonds (Methodist Hospital, Inc.) (Refunding) (A+/A1)	515,000	5.25	09/15/2007	537,604
Indiana Transportation Finance Authority Revenue Bonds (Refunding Highway Revenue Tolls) Series C (FGIC) (AAA/Aaa)	500,000	5.50	12/01/2020	581,535
Indiana University Revenue Bonds (Student Residence Systems) Series B (AMBAC) (AAA/Aaa)	500,000	5.25	11/01/2018	551,940
Merrillville IN Multi. School Building Revenue Bonds (MBIA) (AAA/Aaa)	2,500,000	6.65	07/01/2006	2,586,150

				7,433,964

Iowa — 1.7%
Iowa Finance Authority Revenue Bonds (Single Family Mortgage) Series A (GNMA/FNMA) (AAA/Aaa)	575,000	4.30	07/01/2016	577,093
Iowa Student Loan Liquidity Corp. Revenue Bonds Series E (AMT) (NR/Aaa)	2,000,000	5.70	06/01/2009	2,122,360

				2,699,453

Kansas — 2.7%
Johnson County KS Unified School District No. 231 GO Bonds (Refunding & Improvement) Series A (FGIC) (AAA/Aaa)	1,770,000	5.00	10/01/2018	1,903,139
Kansas Independent College Finance Authority Educational Facilities Revenue Bonds (Benedictine College Project) (NR/NR)(b)	560,000	6.25	10/01/2007	586,824
Kansas State Development Finance Authority Revenue Bonds (Refunding Athletic Facilities University of Kansas) Series K (A/A1)	1,065,000	5.00	06/01/2018	1,132,095
Lawrence KS Hospital Revenue Bonds (Refunding Lawrence Memorial Hospital) (NR/Baa1)	750,000	5.25	07/01/2012	803,753

				4,425,811

Kentucky — 0.9%
Butler County KY School District Finance Corp. School Building Revenue Bonds (Refunding) Series B (NR/Aa3)	560,000	3.25	08/01/2013	538,288
Jefferson County KY GO Bonds (Refunding) Series C (AMT) (AA/Aa2)	465,000	5.38	05/15/2007	483,935
	460,000	5.45	05/15/2008	485,567

				1,507,790

Louisiana — 2.6%
Louisiana Local Government Environmental Facilities Community Development Authority Revenue Bonds (Capital Projects & Equipment Acquisition) (AMBAC) (AAA/Aaa)	2,755,000	5.25	12/01/2018	3,062,678
Tangipahoa Parish LA Hospital Service District No. 1 Revenue Bonds (Refunding North Oaks Medical Center Project) Series A (A/NR)	1,100,000	5.38	02/01/2018	1,183,072

				4,245,750

Maryland — 1.1%
Maryland State Health & Higher Education Facilities Authority Revenue Bonds (Board of Child Care) (A/NR)	450,000	4.00	07/01/2006	454,086
	1,250,000	5.50	07/01/2013	1,370,887

				1,824,973

Massachusetts — 0.0%
Massachusetts State Health & Educational Facilities Authority Revenue Bonds (Boston College) Series L (AA-/Aa3)	10,000	5.25	06/01/2013	10,613

Michigan — 10.6%
Galesburg-Augusta MI Community Schools GO Bonds (Refunding) (Q-SBLF/FGIC) (AAA/Aaa)	25,000	4.50	05/01/2030	24,962
Genesee County MI Sewage Disposal Systems Revenue Bonds (Interceptors & Treatment Facilities) (FGIC) (AAA/Aaa)	550,000	4.00	05/01/2014	560,731
Lake Orion MI Community School District GO Bonds Series A (Q-SBLF/FGIC) (AAA/Aaa)(b)	2,000,000	6.00	05/01/2010	2,232,440
Michigan Higher Education Facilities Authority Limited Obligation Revenue Bonds (Calvin College Project) (NR/NR)	500,000	5.40	12/01/2011	529,570
	1,125,000	5.55	12/01/2013	1,195,099

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Statement of Investments (continued)

July 31, 2005 (Unaudited)

	Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations — (continued)
Michigan — (continued)
	$2,000,000	5.65%	12/01/2014	$2,131,140
Michigan State Hospital Finance Authority Revenue Bonds (Ascension Health Credit) Series A (MBIA) (AAA/Aaa)	2,500,000	5.50	11/15/2010	2,706,225
Michigan State Hospital Finance Authority Revenue Bonds Series A (AAA/Aa2)(b)	1,650,000	6.13	11/15/2009	1,849,006
Michigan State Housing Development Authority Revenue Bonds Series B (AMT) (AMBAC) (AAA/NR)	1,500,000	4.80	12/01/2010	1,536,195
Newaygo MI Public Schools GO Bonds (Q-SBLF) (AA/Aa2)(b)	750,000	5.00	05/01/2010	807,922
	250,000	5.13	05/01/2010	270,673
Paw Paw MI Public School District GO Bonds (School Building & Site) (Q-SBLF) (AA/Aa2)(b)	475,000	5.30	05/01/2010	517,907
South Lyon MI Community Schools GO Bonds Series A (Q-SBLF) (AA/Aa2)(b)	875,000	5.50	05/01/2010	961,677
Stockbridge MI Community Schools GO Bonds (Q-SBLF) (AA/Aa2)(b)	665,000	5.10	05/01/2010	719,264
Thornapple Kellogg MI School District GO Bonds (Refunding) (FSA/Q-SBLF) (AAA/Aaa)	1,130,000	5.00	05/01/2021	1,213,823

				17,256,634

Minnesota — 3.9%
Chaska MN Electric Revenue Bonds Series A (NR/A3)(b)	1,000,000	6.00	10/01/2020	1,126,100
Dakota County MN Community Development Agency GO Bonds (Governmental Housing Development) (Refunding Senior Housing Facilities) Series A (AA+/Aaa)	900,000	5.00	01/01/2015	978,813
	875,000	5.00	01/01/2016	946,601
	1,050,000	5.00	01/01/2017	1,131,638
Minneapolis MN Revenue Bonds (Blake School Project) (NR/A2)	240,000	4.40	09/01/2008	248,016
	320,000	4.50	09/01/2009	333,661
Minnesota State Higher Education Facilities Authority Revenue Bonds (St. John University) Series 6-G (NR/A2)	1,000,000	5.00	10/01/2009	1,057,430
Minnesota State Housing Finance Agency Revenue Bonds (Residential Housing Series G) (GO) (AA+/Aa1)	565,000	4.25	07/01/2017	567,480

				6,389,739

Mississippi — 0.7%
Mississippi Medical Center Educational Building Corp. Revenue Bonds (University of Mississippi Medical Center Project) (MBIA-IBC) (ETM) (AAA/Aaa)	1,000,000	5.65	12/01/2009	1,059,840

Missouri — 11.9%
Bonne Terre MO Certificates of Participation (AMBAC) (NR/Aaa)	870,000	5.25	11/01/2018	953,998
Cape Girardeau County MO Industrial Development Authority Health Care Facilities Revenue Bonds (St. Francis Medical Center) Series A (A/NR)	500,000	5.25	06/01/2012	538,230
Fort Zumwalt MO School District GO Bonds (Refunding Direct Deposit Program) Series A (AA+/Aa1)	835,000	5.00	03/01/2020	898,118
Howard Bend MO Levee District Special Tax Revenue Bonds (NR/NR)	600,000	5.30	03/01/2008	622,332
	600,000	5.65	03/01/2013	634,182
Independence MO School District GO Bonds (Refunding Direct Deposit Program) (FSA) (AAA/Aaa)	1,000,000	4.50	03/01/2018	1,045,590
Jackson County MO Public Building Corp. Leasehold Revenue Bonds (Capital Improvements Project) (NR/Aa3)	865,000	5.00	12/01/2013	948,170
	855,000	5.00	12/01/2014	932,078
Jefferson City MO School District GO Bonds Series A (NR/Aa2)	300,000	6.70	03/01/2011	334,356
Joplin MO Industrial Development Authority Health Care Facilities Revenue Bonds (Freeman Health Systems Project) (BBB+/NR)	290,000	4.00	02/15/2008	292,642
	555,000	5.50	02/15/2014	601,320
Kirkwood MO School District Educational Facilities Authority Leasehold Revenue Bonds (Kirkwood School District R-7 Project) Series B (MBIA) (NR/Aaa)	1,105,000	5.00	02/15/2016	1,191,709
Missouri State Development Finance Board Infrastructure Facilities Revenue Bonds (Hartman Heritage Center Phase II) (AMBAC) (AAA/Aaa)	1,070,000	5.00	04/01/2019	1,136,468
Missouri State Development Finance Board Infrastructure Facilities Revenue Bonds (Riverside-Quindaro L-385 Project) (NR/NR)	725,000	5.60	03/01/2016	752,166
Missouri State Health & Educational Facility Authority Revenue Bonds (SSM Health Care) Series A (MBIA) (AAA/Aaa)	200,000	5.00	06/01/2012	210,090
Missouri State Health & Educational Facility Revenue Bonds (BJC Health Systems) Series A (ETM) (NR/Aaa)	500,000	6.75	05/15/2012	599,670
Missouri State Health and Educational Facilities Revenue Bonds (Washington University) Series A (AAA/Aa1)	1,620,000	5.00	02/15/2021	1,746,004
Missouri State Housing Development Commission Revenue Bonds (Multifamily Housing) Series II (FHA) (AA/NR)	1,155,000	4.75	12/01/2010	1,200,068
North Kansas City MO School District No. 74 GO Bonds (Refunding and Improvement- (AA+/Aa1)	1,000,000	5.00	03/01/2015	1,094,720
Osage Beach MO Waterworks & Sewer System Revenue Bonds (NR/NR)(b)	225,000	5.50	12/01/2010	247,952
	290,000	5.60	12/01/2010	320,987
Osage Beach MO Waterworks & Sewer System Revenue Bonds (ETM) (NR/NR)	195,000	4.85	12/01/2006	200,117
St. Charles MO Certificates of Participation Series B (NR/A2)	1,000,000	5.50	05/01/2018	1,082,370
St. Louis MO Parking Facilities Revenue Bonds (Downtown Parking Facilities) Series A (NR/NR)	775,000	5.88	02/01/2020	802,226
St. Peters MO GO Bonds (Refunding) (FGIC) (NR/Aaa)	650,000	7.20	01/01/2008	711,750

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Statement of Investments (continued)

July 31, 2005 (Unaudited)

	Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations — (continued)
Missouri — (continued)
	$290,000	7.20%	01/01/2009	$327,192

				19,424,505

Nebraska — 0.7%
Lincoln Lancaster County NE Public Building Community GO Bonds (Refunding Tax Supported Lease Rental) (AA+/Aa1)	1,020,000	5.00	10/15/2014	1,120,878

New Mexico — 0.0%
New Mexico Mortgage Finance Authority Revenue Bonds (Single Family Mortgage Program) Series A-3 (GNMA/FNMA/FHLMC) (AAA/NR)	10,000	6.15	09/01/2017	10,536

New York — 5.4%
Metropolitan Transportation Authority NY Service Contract Revenue Bonds (Refunding) Series A (AA-/A2)	2,000,000	5.10	01/01/2021	2,130,380
New York GO Bonds Series J (A+/A1)	3,230,000	5.25	08/01/2011	3,430,809
New York NY City Municipal Water Finance Authority Water & Sewer System Revenue Bonds Series A (AA+/Aa2)	700,000	4.00	06/15/2011	720,643
New York NY City Transitional Finance Authority Revenue Bonds (Prerefunded Future Tax) Series B (AAA/Aa1)(b)	375,000	6.00	05/15/2010	424,785
New York NY City Transitional Finance Authority Revenue Bonds (Unrefunded Future Tax) Series B (AAA/Aa1)(b)	125,000	6.00	05/15/2010	141,595
New York NY GO Bonds Series G (A+/A1)	1,000,000	5.63	08/01/2013	1,111,820
New York State Dormitory Authority Revenue Bonds (Unrefunded Balance) Series C (AA-/A3)	240,000	7.38	05/15/2010	264,650
New York State Dormitory Authority Revenue Bonds Series B (AA-/A2)	540,000	5.00	05/15/2008	566,250

				8,790,932

North Carolina — 0.2%
North Carolina Housing Finance Agency Revenue Bonds (Single Family) Series TT (AMT) (AA/Aa2)	180,000	5.00	03/01/2007	181,622
	195,000	5.00	09/01/2007	197,718

				379,340

North Dakota(b) — 0.3%
North Dakota State Municipal Bond Bank Revenue Bonds (State Revolving Funding Program) Series A (NR/Aaa)	400,000	6.00	10/01/2010	451,452

Ohio — 3.2%
Cleveland OH GO Bonds (MBIA) (AAA/Aaa)	500,000	5.50	08/01/2008	532,150
Cleveland OH Municipal School District GO Bonds (FSA) (AAA/Aaa)	1,695,000	5.00	12/01/2022	1,816,023
Cuyahoga County OH GO Bonds (AA+/Aa1)	165,000	5.55	12/01/2020	180,464
Kettering OH City School District GO Bonds (School Improvement) (FSA) (NR/Aaa)	1,065,000	5.00	12/01/2020	1,147,601
Perrysburg OH Exempt Village School District GO Bonds Series B (FSA) (AAA/Aaa)	1,385,000	5.75	12/01/2013	1,596,462

				5,272,700

Oklahoma — 1.8%
Tulsa County OK Public Facilities Authority Capital Improvement Revenue Bonds (AA-/NR)	2,530,000	6.20	11/01/2014	2,854,700

Oregon — 0.1%
Oregon State Housing & Community Services Department Revenue Bonds Series D (AMT) (NR/Aa2)	75,000	5.55	07/01/2006	75,512

Rhode Island — 0.5%
Rhode Island State Student Loan Revenue Bonds Series 3 (AMBAC) (AMT) (NR/Aaa)	180,000	5.70	12/01/2012	190,381
	190,000	5.75	12/01/2013	201,035
	205,000	5.80	12/01/2014	217,087
	125,000	5.90	12/01/2015	132,895

				741,398

South Carolina — 1.9%
Berkeley County SC GO Bonds (Refunding & Improvement) (FSA) (AAA/Aaa)	445,000	5.00	09/01/2014	487,667
College of Charleston SC Revenue Bonds (Academic & Administrative Facilities) Series B (XLCA) (NR/Aaa)	750,000	5.00	04/01/2023	795,945
Easley SC Utility Revenue Bonds (Combined) (FSA) (AAA/Aaa)(b)	1,000,000	5.00	12/01/2012	1,095,490
Greenville County SC Public Facilities Corp. Certificates of Participation (Refunding University Center Project) (AMBAC) (AAA/Aaa)	700,000	5.00	04/01/2016	766,171

				3,145,273

South Dakota — 2.3%
Hot Springs SD School District No. 023-2 GO Bonds (FSA) (AAA/Aaa)	120,000	4.80	07/01/2009	126,113
South Dakota Housing Development Authority Revenue Bonds (AAA/Aa1)(a)	300,000	4.65	05/01/2006	300,918
South Dakota Housing Development Authority Revenue Bonds (Homeowner Mortgage-E-1) (AMT) (AAA/Aa1)	780,000	4.70	05/01/2006	781,303
	250,000	5.15	05/01/2011	257,932
South Dakota Housing Development Authority Revenue Bonds (Homeownership Mortgage) Series D (AMT) (AAA/Aa1)	795,000	4.70	05/01/2006	797,663
South Dakota State Health & Educational Facilities Authority Revenue Bonds (Rapid City Regional Hospital) (MBIA) (AAA/Aaa)	800,000	5.00	09/01/2008	841,152

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Statement of Investments (continued)

July 31, 2005 (Unaudited)

	Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations — (continued)
South Dakota — (continued)
	$660,000	5.00%	09/01/2010	$708,853

				3,813,934

Tennessee — 1.1%
Memphis TN Water Refunding Revenue Bonds (AAA/Aaa)	1,000,000	6.00	01/01/2006	1,013,320
Memphis-Shelby County TN Sports Authority, Inc. Revenue Bonds (Memphis Arena Project) Series A (AMBAC) (AAA/Aaa)	700,000	5.50	11/01/2011	781,207

				1,794,527

Texas — 8.5%
Brownwood TX Independent School District GO Bonds (Refunding School Building) (FGIC) (NR/Aaa)	1,245,000	5.25	02/15/2016	1,385,075
Channelview TX Independent School District GO Bonds (Building) Series B (PSF-GTD) (AAA/Aaa)	250,000	5.00	08/15/2020	267,620
	625,000	5.00	08/15/2021	666,613
Corpus Christi TX Utility System Revenue Bonds (Refunding) (FSA) (AAA/Aaa)	375,000	5.00	07/15/2012	408,705
Dayton TX Independent School District GO Bonds (Refunding) (PSF-GTD) (AAA/NR)	1,000,000	5.00	02/15/2015	1,075,920
Dickinson TX Independent School District GO Bonds (Refunding School Building) (PSF-GTD) (AAA/Aaa)	500,000	5.00	02/15/2014	545,275
El Paso TX Water and Sewer Revenue Bonds (Refunding) Series B (FSA) (AAA/NR)	500,000	5.25	03/01/2021	546,810
Frenship TX Independent School District GO Bonds (Capital Appreciation Refunding School Building) (PSF-GTD) (NR/Aaa)(c)	845,000	0.00	02/15/2014	595,657
Lake Travis TX Independent School District GO Bonds (Refunding) (PSF-GTD) (AAA/NR)	1,675,000	5.00	02/15/2014	1,826,671
Lubbock TX GO Bonds (Electric Light & Power System) (AMBAC) (AAA/Aaa)
	1,400,000	5.00	04/15/2015	1,516,914
North Harris Montgomery Community College District Revenue Bonds (FGIC) (AAA/Aaa)	420,000	5.75	02/15/2018	460,954
North TX Municipal Water District Texas Regional Solid Waste Disposal System Revenue Bonds (AMBAC) (AAA/Aaa)	1,690,000	5.00	09/01/2020	1,796,081
Roma TX Independent School District GO Bonds (Refunding) (PSF-GTD) (AAA/NR)	1,060,000	5.00	08/15/2021	1,127,936
San Antonio TX GO Bonds (General Improvement) (AA+/Aa2)(b)	10,000	6.00	02/01/2010	11,150
United TX Independent School District GO Bonds (Capital Appreciation) (PSF-GTD) (AAA/Aaa)(c)	600,000	0.00	08/15/2010	501,624
West University Place TX GO Bonds (Permanent Improvement) (FGIC) (AAA/Aaa)(b)	990,000	5.25	02/01/2010	1,073,041

				13,806,046

Virginia — 0.7%
Richmond VA Metropolitan Authority Expressway Revenue Bonds (Refunding) (FGIC) (AAA/Aaa)	1,000,000	5.25	07/15/2017	1,133,070

Washington — 2.9%
Kitsap County WA GO Bonds (Refunding) (MBIA) (AAA/Aaa)	1,075,000	5.00	07/01/2020	1,154,926
Port Seattle WA GO Bonds Series B (AMT) (AA+/Aa1)	1,890,000	6.00	12/01/2015	2,086,806
Washington Higher Educational Facility University of Puget Sound Revenue Bonds (A+/A1)	500,000	5.00	10/01/2006	511,825
Washington State Higher Education Facilities Authority Revenue Bonds (Refunding University of Puget Sound Project) (A+/A1)	1,000,000	4.75	10/01/2008	1,034,630

				4,788,187

Wisconsin — 1.3%
Grafton WI School District GO Bonds (MBIA) (NR/Aaa)(b)	615,000	5.75	04/01/2011	691,856
Wisconsin State Certificates of Participation (Master Lease) Series D (MBIA) (AAA/Aaa)	1,465,000	4.00	03/01/2007	1,489,656

				2,181,512

Wyoming — 0.8%
Wyoming Community Development Authority Housing Revenue Bonds Series 5 (AMT) (AA+/Aa1)	785,000	4.80	06/01/2009	802,286
Wyoming Community Development Authority Housing Revenue Bonds Series 7 (AA+/Aa1)	30,000	5.15	12/01/2010	31,698
	360,000	5.20	12/01/2011	381,589

				1,215,573

Puerto Rico — 0.7%
Puerto Rico Commonwealth Highway & Transportation Authority Highway Revenue Bonds Series AA (A/Baa2)	1,150,000	5.00	07/01/2006	1,171,114

TOTAL MUNICIPAL BOND OBLIGATIONS				$156,208,114

Repurchase Agreement(d) — 4.0%
State Street Bank & Trust Co.	$6,470,000	2.75%	08/01/2005	$6,470,000
Maturity Value: $6,471,483

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Statement of Investments (continued)

July 31, 2005 (Unaudited)

	Principal Amount	Interest Rate	Maturity Date	Value
Short-Term Obligations(a) — 1.7%
Missouri State Health & Educational Facilities Authority Revenue Bonds (Washington University) Series C (JP Morgan Chase Bank SPA) (AAA/Aa1)	$1,700,000	2.01%	08/01/2005	$1,700,000
Purdue University IN Revenue Bonds (University and College Improvements) Series T (Bank One NA SPA) (A-1+/Aa1)	1,000,000	2.13	08/03/2005	1,000,000

TOTAL SHORT-TERM OBLIGATIONS				$2,700,000

TOTAL INVESTMENTS — 101.6%				$165,378,114
Liabilities in excess of other assets – (1.6)%				(2,544,392)

Net Assets — 100.0%				$162,833,722

(a)	Variable rate security. Interest rate disclosed is that which is in effect at July 31, 2005.
(b)	Prerefunded security. Maturity date disclosed is prerefunding date.
(c)	Security issued with a zero coupon. Income is recognized through the accretion of discount.
(d)	Repurchase agreement was entered into on July 29, 2005. This agreement was fully collateralized by $5,090,000 U.S. Treasury Bond, 7.50% due 11/15/2016 with a market value of $6,604,275.

Security ratings disclosed are issued by Standard & Poor’s Ratings Services/Moody’s Investors Service. A description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:

AMBAC	— Insured by American Municipal Bond Assurance Corp.
AMT	— Alternative Minimum Tax
ETM	— Escrow to Maturity
FGIC	— Insured by Financial Guaranty Insurance Co.
FHA	— Insured by Federal Housing Administration
FHLMC	— Insured by Federal Home Loan Mortgage Corp.
FNMA	— Insured by Federal National Mortgage Association
FSA	— Insured by Financial Security Assurance Co.
GNMA	— Insured by Government National Mortgage Association
GO	— General Obligation
MBIA	— Insured by Municipal Bond Investors Assurance
MBIA-IBC	— Insured by Municipal Bond Investors Assurance - Insured Bond Certificates
NR	— Not Rated
PSF-GTD	— Guaranteed by Permanent School Fund
Q-SBLF	— Qualified School Bond Loan Fund
SPA	— Stand-by Purchase Agreement
XLCA	— Insured by XL Capital Assurance

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Statement of Investments

July 31, 2005 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

INVESTMENT VALUATION — Investments in securities, Exchange Traded funds and investment companies traded on a U.S. or foreign securities exchange or the NASDAQ National Market System or for investments in securities traded on a foreign securities exchange for which an independent service is not available are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, securities are valued at the last bid price. Debt securities are valued at prices supplied by independent pricing services, broker/dealer-supplied valuations or matrix pricing systems. Unlisted equity securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share on the valuation date. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. In addition, the impact of events that occur after the publication of market quotations used by a Fund to price its securities but before the close of regular trading on the New York Stock Exchange will be reflected in a Fund’s next determined NAV if the Trust, in its discretion, determines to make an adjustment in light of the nature and significance of the event, consistent with applicable regulatory guidelines. Upon such determination the Fund utilizes a price from an independent service, if available. The independent service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depository receipts, futures contracts and foreign currency exchange rates. Securities for which quotations are not readily available or deemed to be inaccurate by the Adviser are valued at fair value using methods approved by the Trust’s Board of Trustees.

TAX INFORMATION — At July 31, 2005, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

Tax Cost	$158,923,032

Gross unrealized gain	6,636,618
Gross unrealized loss	(181,536)

Net unrealized security gain	$6,455,082

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Statement of Investments

July 31, 2005 (Unaudited)

	Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations — 98.5%
Michigan(a) — 0.6%
Michigan State Hospital Finance Authority Revenue Bonds (Ascension Health Credit) Series A (MBIA) (AAA/Aaa)	$500,000	5.50%	11/15/2010	$541,245
Michigan State Hospital Finance Authority Revenue Bonds Series A (AAA/Aa2)	500,000	6.13	11/15/2009	560,305

				1,101,550

Missouri — 94.6%
Belton MO Capital Improvement Sales Tax Revenue Bonds (MBIA) (NR/Aaa)	200,000	5.00	03/01/2006	202,662
Belton MO Certificates of Participation Series B (MBIA) (NR/Aaa)	535,000	4.65	03/01/2011	552,692
Belton MO School District No. 124 Direct Deposit Program GO Bonds Series A (Refunding) (AA+/Aa1)	715,000	4.00	03/01/2016	720,670
	650,000	4.00	03/01/2017	650,923
	675,000	4.00	03/01/2018	672,341
Bonne Terre MO Certificates of Participation (AMBAC) (NR/Aaa)	250,000	5.25	11/01/2015	278,020
	830,000	5.25	11/01/2017	914,859
	755,000	5.25	11/01/2019	826,672
Branson MO Reorganized School District No. R-4 GO Bonds (FSA) (AAA/NR)	1,000,000	5.00	03/01/2018	1,081,370
	1,250,000	5.00	03/01/2019	1,350,675
Branson MO Reorganized School District Revenue Bonds (AMBAC) (AAA/Aaa)	300,000	5.50	03/01/2014	340,314
Camdenton MO Reorganized School District No. RIII GO Bonds (Refunding & Improvement) (FSA) (AAA/Aaa)	500,000	5.25	03/01/2017	562,390
	1,000,000	4.00	03/01/2020	988,000
	1,000,000	5.25	03/01/2021	1,097,780
Cape Girardeau County MO Industrial Development Authority Health Care Facilities Revenue Bonds (St. Francis Medical Center) Series A (A/NR)	1,030,000	5.25	06/01/2011	1,107,919
	1,000,000	5.25	06/01/2013	1,076,980
Cape Girardeau MO Special Obligation Revenue Bonds (Refunding & Improvement) (NR/NR)	490,000	4.50	10/01/2005	490,750
	335,000	4.50	10/01/2006	337,814
Citizens Memorial Hospital District Revenue Bonds (Polk County Hospital) (Refunding Series B) (NR/Aaa)(a)	810,000	5.00	08/01/2007	843,372
Citizens Memorial Hospital District Revenue Bonds (Polk County Hospital) (Refunding Series B) (ETM) (NR/Aaa)	140,000	5.00	08/01/2007	145,768
Clay County MO Public Building Authority Leasehold Revenue Bonds Series C (FSA) (AAA/Aaa)	40,000	5.00	05/15/2009	41,977
Clay County MO Public School District No. 53 Direct Deposit Program GO Bonds (AA+/NR)	825,000	5.60	03/01/2013	900,958
Clay County MO Public School District No. 53 Direct Deposit Program Series B (FSA) (AAA/Aaa)	1,000,000	5.00	03/01/2018	1,063,850
Clay County MO Public School District No. 53 Liberty Direct Deposit Program GO Bonds Series A (Refunding) (FSA) (AAA/Aaa)	1,000,000	5.00	03/01/2018	1,063,850
Clay County MO Reorganized School District No. R1 Kearney Direct Deposit Program GO Bonds (AA+/Aa1)	740,000	5.00	03/01/2013	792,296
	850,000	5.00	03/01/2014	909,627
	900,000	5.00	03/01/2015	960,327
Clay County MO Reorganized School District No. R1 Kearney School Building Direct Deposit Program GO Bonds Series B (AA+/Aa1)	1,125,000	5.00	03/01/2014	1,229,895
	695,000	5.00	03/01/2021	740,710
	750,000	5.00	03/01/2022	796,283
Clinton MO Certificates of Participation (Refunding & Improvement) (NR/NR)	500,000	5.00	12/01/2012	512,290
Columbia MO Certificates of Participation (Stephens Lake Property) (AA-/NR)	1,000,000	5.98	01/01/2007	1,012,180
Columbia MO Water & Electricity Revenue Bonds (Prerefunded-Refunding and Improvement Series A) (AA-/A1)(a)	320,000	4.70	10/01/2008	336,278
Columbia MO Water & Electricity Revenue Bonds (Unrefunded Balance-Refunding and Improvement Series A) (AA-/A1)	230,000	4.70	10/01/2010	240,143
Florissant MO Certificates of Participation (FGIC) (NR/Aaa)	330,000	5.00	08/01/2011	358,974
	560,000	5.00	08/01/2012	612,444
	485,000	5.00	08/01/2015	523,543
	500,000	5.00	08/01/2016	537,185
	450,000	5.00	08/01/2017	481,185
Fort Zumwalt MO School District GO Bonds (Refunding Direct Deposit Program Series A) (AA+/Aa1)	700,000	5.00	03/01/2017	762,195
	935,000	5.00	03/01/2018	1,014,185
	945,000	5.00	03/01/2019	1,021,110
Franklin County MO Public Water Supply District No. 3 Certificates of Participation (Refunding Series C) (FGIC) (NR/Aaa)	395,000	5.00	12/01/2015	427,674
Greene County MO Reorganized School District No. R8 Direct Deposit Program GO Bonds (FSA) (AAA/Aaa)	520,000	5.25	03/01/2016	570,476
	1,050,000	5.25	03/01/2019	1,137,213
Hickman Mills MO C-1 School District Direct Deposit Program GO Bonds (FSA) (AAA/Aaa)	2,300,000	5.00	03/01/2019	2,459,873
Howard Bend MO Levee District Special Tax Revenue Bonds (NR/NR)	635,000	5.25	03/01/2007	650,030
	850,000	5.85	03/01/2019	900,813
Independence MO School District GO Bonds (AA+/Aa1)	1,230,000	5.25	03/01/2013	1,311,143
Independence MO School District Refunding Direct Deposit Program GO Bonds (FSA) (AAA/Aaa)	600,000	5.00	03/01/2013	656,928
Jackson County MO Consolidated School District No. 002 Direct Deposit Program GO Bonds (AA+/NR)	1,275,000	5.00	03/01/2018	1,347,280
Jackson County MO Public Building Corp. Leasehold Revenue Bonds Series A (NR/Aa3)	325,000	5.25	11/01/2014	349,021
	340,000	5.35	11/01/2015	365,843
Jackson County MO Reorganized School District No. 007 Lee’s Summit Direct Deposit GO Bonds (Refunding & Improvement) (FSA) (AAA/Aaa)	1,070,000	5.25	03/01/2015	1,175,844

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Statement of Investments (continued)

July 31, 2005 (Unaudited)

	Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations — (continued)
Missouri — (continued)
Jackson County MO Reorganized School District No. 007 Lee’s Summit School District Certificates of Participation (Refunding) (NR/NR)	$200,000	5.00%	10/01/2006	$203,260
	325,000	5.00	10/01/2007	332,933
	300,000	5.00	10/01/2008	307,764
Jackson County MO Special Obligation Revenue Bonds Series A (MBIA) (NR/Aaa)	400,000	4.50	12/01/2007	413,380
	2,000,000	5.50	12/01/2012	2,238,640
Jefferson County MO Consolidated Public Water Supply District No. C-1 (AMBAC) (NR/Aaa)	1,000,000	5.25	12/01/2015	1,108,790
Jefferson County MO Consolidated School District No. 006 Direct Deposit Program (MBIA) (AAA/Aaa)	1,000,000	5.00	03/01/2018	1,063,850
	2,000,000	5.00	03/01/2019	2,122,920
Jefferson County MO Reorganized School District No. R6 GO Bonds (Refunding Insured) (FGIC) (AAA/Aaa)	530,000	5.00	03/01/2011	564,498
Johnson County MO Hospital Revenue Bonds (Western MO Medical Center Project) (Radian) (AA/NR)	330,000	5.35	06/01/2009	354,737
	425,000	5.70	06/01/2013	460,092
	380,000	5.75	06/01/2014	414,481
	400,000	5.80	06/01/2015	436,064
Joplin MO Industrial Development Authority Health Facilities Revenue Bonds (Freeman Health System Project) (BBB+/NR)	600,000	5.50	02/15/2012	646,998
Joplin MO Industrial Devlopment Authority Revenue Bonds (Catholic Health Initiatives Series A) (AA/Aa2)	900,000	5.50	12/01/2007	947,898
Kansas City MO Municipal Assistance Corp. Revenue Bonds (Refunding & Improvement Series B) (AA-/A1)	300,000	6.20	10/01/2007	320,124
Kansas City MO Water Revenue Bonds Series A (AA/Aa3)	1,640,000	5.75	12/01/2017	1,821,220
	1,735,000	5.80	12/01/2018	1,930,899
Kansas City MO Water Revenue Bonds Series C (FGIC) (AAA/Aaa)	850,000	5.00	12/01/2016	910,307
	1,035,000	5.00	12/01/2019	1,102,420
Lake of the Ozarks Community Board Corp. MO Bridge System Revenue Bonds (NR/Aaa)(a)	15,000	6.25	12/01/2006	15,896
Lebanon MO Reorganized School District No. R-3 Direct Deposit Program GO Bonds (AA+/NR)	270,000	5.45	03/01/2014	293,155
Lee’s Summit MO Water & Sewer Revenue Bonds (Refunding) (AMBAC) (NR/Aaa)	1,335,000	5.25	07/01/2011	1,468,460
	500,000	5.25	07/01/2012	548,300
	1,135,000	5.25	07/01/2015	1,237,036
Lee’s Summit MO Water & Sewer Revenue Bonds Combination Series A (AMBAC) (NR/Aaa)	480,000	5.00	07/01/2020	512,299
Marion County MO School District No. 060 Direct Deposit Program GO Bonds (Refunding & Improvement) (FSA) (AAA/Aaa)	1,000,000	5.00	03/01/2024	1,069,030
Mehlville MO School District No. R-9 Certificates of Participation (Capital Improvement Projects) (FSA) (AAA/Aaa)	1,000,000	5.25	09/01/2012	1,110,170
Missouri 210 Highway Transportation Development District Revenue Bonds Series A (U.S. Bank NA LOC) (AA-/A1)	2,125,000	4.80	07/15/2006	2,161,932
Missouri Development Finance Board Cultural Facilities Revenue Bonds (Nelson Gallery Foundation) Series A (MBIA) (AAA/Aaa)	1,410,000	5.25	12/01/2015	1,544,711
Missouri Higher Education Student Loan Revenue Bonds Series EE (AMT) (NR/Aaa)	500,000	4.50	02/15/2010	512,560
Missouri Higher Education Student Loan Revenue Bonds Series RR (AMT) (NR/A2)	1,500,000	5.85	07/15/2010	1,612,320
Missouri State Certificates of Participation (Bonne Terre Prison Project) Series A (AMBAC) (AAA/Aaa)(a)	400,000	5.05	06/01/2009	428,080
	500,000	5.13	06/01/2009	536,445
Missouri State Development Finance Board Infrastructure Facilities (Eastland Centre PJ-A) (A+/NR)	700,000	5.75	04/01/2012	751,156
Missouri State Development Finance Board Infrastructure Facilities (Hartman Heritage Centre PJ-A) (AMBAC) (NR/Aaa)	1,430,000	5.55	04/01/2012	1,537,994
Missouri State Development Finance Board Infrastructure Facilities Revenue Bonds (Hartman Heritage Center Phase II) (AMBAC) (AAA/Aaa)	300,000	5.00	04/01/2013	326,145
	1,240,000	5.00	04/01/2021	1,313,309
Missouri State Development Finance Board Infrastructure Facilities Revenue Bonds (Riverside-Quindaro L-385 Project) (NR/NR)	530,000	5.20	03/01/2011	545,174
	1,035,000	5.30	03/01/2012	1,064,560
	680,000	5.60	03/01/2016	705,480
Missouri State Environmental Improvement & Energy Resources Authority Pollution Control Revenue Bonds (Electric Coop Thomas Hill) (AA/A1)	1,500,000	5.50	12/01/2006	1,550,580
Missouri State Environmental Improvement & Energy Resources Authority Pollution Control Revenue Bonds (Tri-County Water Authority Project) (Radian) (AA/NR)	445,000	5.60	04/01/2011	482,082
	1,500,000	6.00	04/01/2022	1,628,805
Missouri State Environmental Improvement & Energy Resources Authority Water Facilities (Refunding) (Tri-County Water Authority Project) (Radian) (AA/NR)	425,000	5.50	04/01/2009	454,703
	450,000	5.55	04/01/2010	478,710
	280,000	5.75	04/01/2019	300,759
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Control Revenue Bonds (Unrefunded Balance State Revolving Series D) (NR/Aaa)	170,000	5.13	01/01/2010	178,282
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Control Revenue Bonds Series A (Balance State Revolving Funds Program) (NR/Aaa)	210,000	5.13	07/01/2011	226,743
	535,000	5.20	07/01/2012	576,949
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Control Revenue Bonds Series A (State Revolving Funds Program) (NR/Aaa)(a)	420,000	5.13	07/01/2010	455,070
	1,165,000	5.20	07/01/2010	1,266,215

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Statement of Investments (continued)

July 31, 2005 (Unaudited)

	Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations — (continued)
Missouri — (continued)
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Control Revenue Bonds Series B (State Revolving Funds Program) (NR/Aaa)	$1,790,000	5.25%	01/01/2011	$1,929,727
	2,130,000	5.13	01/01/2018	2,305,022
	725,000	5.00	01/01/2022	772,995
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Control Revenue Bonds Series D (State Revolving Funds Program) (NR/Aaa)(a)	170,000	5.13	01/01/2007	178,696
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Control Revenue Bonds Series E (State Revolving Funds Program) (NR/Aaa)	735,000	5.75	01/01/2009	798,313
Missouri State Health & Educational Facility Revenue Bonds (Barnes-Jewish, Inc.) (AA/Aa2)	150,000	6.00	05/15/2011	168,386
Missouri State Health & Educational Facility Revenue Bonds (Barnes-Jewish, Inc.) Series A (AMBAC-TCRS) (AAA/Aaa)	1,735,000	5.15	05/15/2010	1,871,891
Missouri State Health & Educational Facility Revenue Bonds (BJC Health Systems) Series A (ETM) (NR/Aaa)	2,000,000	6.75	05/15/2012	2,398,680
Missouri State Health & Educational Facility Revenue Bonds (Central Institute for the Deaf) (Radian) (AA/NR)(a)	1,000,000	5.85	01/01/2010	1,106,880
Missouri State Health & Educational Facility Revenue Bonds (Children’s Mercy Hospital) (A+/NR)	280,000	5.00	05/15/2012	292,132
	550,000	5.25	05/15/2018	567,540
Missouri State Health & Educational Facility Revenue Bonds (Jefferson Memorial Hospital) (NR/Baa2)	925,000	5.00	08/15/2008	949,300
Missouri State Health & Educational Facility Revenue Bonds (Lake Regional Health System Project) (BBB+/NR)	490,000	5.00	02/15/2009	508,115
	510,000	5.00	02/15/2014	533,414
Missouri State Health & Educational Facility Revenue Bonds (St. Anthony’s Medical Center) (A/A2)	500,000	6.25	12/01/2008	536,950
	1,000,000	6.25	12/01/2011	1,100,870
	700,000	6.25	12/01/2012	773,073
Missouri State Health & Educational Facility Revenue Bonds (St. Louis University) (AA-/A1)	1,200,000	5.25	10/01/2010	1,270,752
	1,000,000	5.50	10/01/2012	1,120,960
Missouri State Health & Educational Facility Revenue Bonds (St. Louis University) (AMBAC) (AAA/Aaa)	1,000,000	5.00	10/01/2010	1,041,350
Missouri State Health & Educational Facility Revenue Bonds (St. Luke’s Episcopal-Presbyterian Hospital) (FSA) (AAA/Aaa)	1,650,000	4.75	12/01/2010	1,757,646
Missouri State Health & Educational Facility Revenue Bonds (St. Lukes Health System) Series A (FSA) (AAA/Aaa)	250,000	5.00	11/15/2010	269,183
	2,000,000	5.00	11/15/2014	2,184,520
Missouri State Health & Educational Facility Revenue Bonds (University of Missouri-Columbia Arena Project) (AA+/Aa1)	500,000	5.00	11/01/2017	535,055
Missouri State Health & Educational Facility Revenue Bonds (Washington University) Series A (AAA/Aa1)	1,000,000	5.00	02/15/2017	1,084,380
	1,545,000	5.00	02/15/2020	1,657,569
Missouri State Highways & Transportation Commission Redevelopment Revenue Bonds Series A (AAA/Aaa)	500,000	5.00	02/01/2008	524,475
	875,000	5.50	02/01/2009	943,442
	450,000	5.00	02/01/2015	482,081
Missouri State Housing Development Community Mortgage Revenue Bonds (Multifamily Housing) Series II (FHA) (AA/NR)	630,000	4.50	12/01/2008	645,221
	790,000	4.65	12/01/2009	811,765
Missouri State Housing Development Community Mortgage Revenue Bonds (Single Family Homeowner Loan A-1) (AMT) (GNMA/FNMA) (AAA/NR)	100,000	5.80	09/01/2011	102,117
	95,000	5.90	09/01/2012	97,144
	105,000	6.00	09/01/2013	107,504
Missouri State Housing Development Community Mortgage Revenue Bonds (Single Family Homeowner Loan A-2) (AMT) (GNMA/FNMA) (AAA/NR)	40,000	5.40	03/01/2006	40,145
	30,000	5.50	03/01/2007	30,442
Missouri State Housing Development Community Mortgage Revenue Bonds (Single Family Homeowner Loan B-2) (AMT) (GNMA/FNMA) (AAA/NR)	80,000	4.75	03/01/2007	80,662
	75,000	5.20	03/01/2008	76,610
Missouri State Housing Development Community Mortgage Revenue Bonds (Single Family Homeowner Series C-2) (AMT) (GNMA/FNMA) (AAA/NR)	65,000	4.90	09/01/2007	65,959
	60,000	5.00	03/01/2008	61,189
Missouri State Housing Development Community Mortgage Revenue Bonds (Single Family Homeowner Series E-1) (AMT) (GNMA/FNMA) (AAA/NR)	85,000	5.00	03/01/2012	87,586
	85,000	5.00	09/01/2012	87,586
Missouri State Housing Development Community Mortgage Revenue Bonds (Single Family Homeownership-B) (AMT) (GNMA/FNMA) (AAA/NR)	15,000	5.50	03/01/2006	15,062
Missouri State Housing Development Community Mortgage Revenue Bonds Series C-2 (AMT) (GNMA/FNMA) (AAA/NR)	40,000	4.90	03/01/2007	40,146
Missouri State Stormwater Control GO Bonds Series A (AAA/Aaa)	300,000	5.25	08/01/2016	332,322
Missouri State Water Pollution Control GO Bonds Series A (AAA/Aaa)	475,000	7.00	06/01/2010	555,123
Monarch-Chesterfield MO Levee District Revenue Bonds (MBIA) (AAA/Aaa)	1,000,000	5.45	03/01/2014	1,092,540
New Liberty Hospital District Revenue Bonds (MBIA) (NR/Aaa)	515,000	5.00	12/01/2010	545,689
	1,180,000	5.13	12/01/2012	1,250,352
Nixa MO Electric System Revenue Bonds (XLCA) (AAA/Aaa)	1,000,000	4.75	04/01/2015	1,063,270
North Kansas City MO Hospital Revenue Bonds (North Kansas City Hospital) Series A (FSA) (AAA/Aaa)	1,000,000	5.00	11/15/2018	1,070,590
	1,000,000	5.00	11/15/2019	1,067,680
North Kansas City MO School District No. 74 GO Bonds (Refunding and Improvement-State Aid Direct Deposit) (AA+/Aa1)	1,320,000	5.00	03/01/2015	1,445,030

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Statement of Investments (continued)

July 31, 2005 (Unaudited)

	Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations — (continued)
Missouri — (continued)
Northwest Missouri State University Revenue Bonds (Housing System) (MBIA) (NR/Aaa)	$2,875,000	5.00%	06/01/2020	$3,070,414
O’ Fallon MO Certificates of Participation (MBIA) (NR/Aaa)	1,000,000	5.00	02/01/2022	1,060,810
Osage Beach MO Waterworks and Sewer System Revenue Bonds (NR/NR)(a)	220,000	4.75	12/01/2008	231,029
	575,000	4.95	12/01/2008	607,430
	250,000	5.30	12/01/2010	273,085
OTC Public Building Corp. MO Leasehold Revenue Bonds (Refunding & Improvement-Ozarks College Project) (FSA) (AAA/Aaa)	600,000	4.80	03/01/2015	632,970
	740,000	4.90	03/01/2016	781,307
Pike County MO Certificates of Participation (NR/NR)	720,000	5.63	12/01/2019	766,433
Richmond Heights MO Certificates of Partnership Capital Improvement Projects Series A Certificates of Participation (MBIA) (AAA/Aaa)	430,000	4.70	08/15/2006	438,570
Ritenour MO Consolidated School District (Refunding Series A) (FGIC) (AAA/Aaa)	950,000	9.50	02/01/2008	1,066,128
Rolling Hills MO Consolidated Library District Certificates of Participation (XLCA) (AAA/NR)	355,000	5.00	03/01/2019	373,851
	745,000	5.00	03/01/2020	784,939
Scott County MO Public Facilities Authority Leasehold Revenue Bonds (AMBAC) (NR/Aaa)	500,000	4.85	12/01/2008	517,660
Springfield MO Certificates of Participation (Law Enforcement Communication) (NR/Aa3)	400,000	5.35	06/01/2008	423,612
Springfield MO School District No. 12 Revenue Bonds (Refunding Series B) (FGIC) (AAA/Aaa)	620,000	9.50	03/01/2007	683,550
St. Charles County MO Community College GO Bonds (FGIC) (NR/Aaa)	890,000	5.00	02/15/2016	922,254
St. Charles County MO Francis Howell School District (Refunding State Aid Direct Deposit Program)(FGIC) (AAA/Aaa)	1,665,000	5.25	03/01/2020	1,891,190
St. Charles MO Certificates of Participation Series B (NR/A2)	450,000	5.00	05/01/2009	467,541
	875,000	5.00	05/01/2010	911,654
	500,000	5.00	05/01/2011	522,270
	500,000	5.50	05/01/2018	541,185
St. Charles MO Community College Educational Facilities Authority Leasehold Revenue Bonds (NR/Aa3)	350,000	5.25	06/01/2019	377,388
	735,000	5.20	06/01/2024	780,350
St. Louis County MO Certificates of Partnership (AA+/Aa2)	300,000	4.40	05/15/2011	309,477
St. Louis County MO GO Bonds (Unrefunded Series A) (AAA/Aaa)	105,000	5.10	02/01/2006	105,223
St. Louis County MO Industrial Development Authority Revenue Bonds (Eden Theological Seminary Project) (NR/NR)	355,000	5.45	10/15/2014	358,681
	500,000	5.50	10/15/2018	504,800
St. Louis County MO Mortgage Revenue Bonds (Certificates Receipts-GNMA Collateral) Series F (AMT) (ETM) (AAA/NR)	500,000	5.20	07/01/2007	520,175
St. Louis County MO Rockwood School District No. R6 GO Bonds Series A (AA+/NR)	1,865,000	5.00	02/01/2014	2,019,888
St. Louis County MO School District No. 2 Direct Deposit Program GO Bonds Parkway (AA+/NR)	440,000	6.50	03/01/2008	477,800
St. Louis MO Airport Revenue Bonds (Lambert St. Louis International) Series B (AMT) (FGIC) (AAA/Aaa)	1,395,000	6.00	07/01/2009	1,513,422
St. Louis MO Board of Education GO Bonds Series B (State Aid Direct Deposit) (FGIC) (AAA/Aaa)(a)	1,500,000	5.50	04/01/2008	1,597,140
St. Louis MO GO Bonds (Public Safety) (FGIC) (AAA/Aaa)(a)	3,000,000	5.13	08/15/2009	3,222,750
St. Louis MO Municipal Finance Corporation Leasehold Revenue Bonds (Refunding City Justice Center) Series A (AMBAC) (NR/Aaa)	700,000	5.25	02/15/2015	768,838
St. Louis MO Municipal Finance Corporation Leasehold Revenue Bonds (Refunding Civil Centers Building Project Series A) (FSA) (AAA/Aaa)	400,000	5.00	08/01/2012	437,460
St. Louis MO Parking Facility Revenue Bonds (Downtown Parking Facilities Subordinated A) (NR/NR)	1,200,000	5.50	02/01/2015	1,232,256
St. Peters MO GO Bonds (Refunding) (FGIC) (NR/Aaa)	995,000	7.20	01/01/2008	1,089,525
	1,330,000	7.20	01/01/2009	1,500,572
Sullivan MO Consolidated School District No. 2 Direct Deposit Program GO Bonds Franklin County (AA+/NR)	800,000	6.05	03/01/2020	895,264
Sullivan MO School District Building Corporation Leasehold Revenue Bonds (Radian) (AA/NR)(a)	575,000	5.25	03/01/2012	636,140
Taney County MO Reorganized School District No R-V GO Bonds (Hollister SD-Refunding & Improvement-MO Direct Deposit Program) (FSA) (AAA/Aaa)	1,100,000	5.00	03/01/2018	1,175,713
	1,050,000	5.00	03/01/2021	1,115,908
Troy MO Reorganized School District No. 3 Lincoln County (Direct Deposit Program) (AA+/NR)	1,000,000	5.00	03/01/2017	1,067,430
University of Missouri Revenue Bonds (Refunding System Facilities Series B) (AA/Aa2)	375,000	5.38	11/01/2014	415,665
University of Missouri Revenue Bonds (System Facilities Series A) (AA/Aa2)	250,000	4.25	11/01/2005	250,985
Washington MO School District Direct Deposit GO Bonds (Refunding) (FSA) (AAA/Aaa)	1,000,000	5.25	03/01/2013	1,111,350

				166,987,192

Puerto Rico — 3.3%
Puerto Rico Commonwealth GO Bonds (Public Improvement) Series A (BBB/Baa2)	1,000,000	5.25	07/01/2014	1,092,530
Puerto Rico Commonwealth Highway & Transportation Authority Highway Revenue Bonds Series AA (MBIA) (AAA/Aaa)	1,200,000	5.50	07/01/2019	1,411,680

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Statement of Investments (continued)

July 31, 2005 (Unaudited)

	Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations — (continued)
Puerto Rico — (continued)
Puerto Rico Electric Power Authority Revenue Bonds (Refunding) (MBIA) (AAA/Aaa)	$555,000	5.00%	07/01/2022	$626,373
Puerto Rico Municipal Finance Agency GO Bonds (Refunding Series B) (FSA) (AAA/Aaa)	2,455,000	5.50	08/01/2018	2,664,632

				5,795,215

TOTAL MUNICIPAL BOND OBLIGATIONS				$173,883,957

Repurchase Agreement(b) — 0.3%
State Street Bank & Trust Co.	$539,000	2.75%	08/01/2005	$539,000
Maturity Value: $539,124

TOTAL INVESTMENTS — 98.8%				$174,422,957

Other assets in excess of liabilities — 1.2%				2,104,143

Net Assets — 100.0%				$176,527,100

(a)	Prerefunded security. Maturity date disclosed is prerefunding date.
(b)	Repurchase agreement was entered into on July 29, 2005. This agreement was fully collateralized by $375,000 U.S. Treasury Bond, 9.88% due 11/15/2015 with a market value of $553,593.

Security ratings disclosed are issued by Standard & Poor’s Ratings Services/Moody’s Investors Service. A description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:

AMBAC	— Insured by American Municipal Bond Assurance Corp.
AMBAC-TCRS	— Insured by American Municipal Bond Assurance Corp. - Transferable Custodial Receipts
AMT	— Alternative Minimum Tax
ETM	— Escrow to Maturity
FGIC	— Insured by Financial Guaranty Insurance Co.
FHA	— Insured by Federal Housing Administration
FNMA	— Insured by Federal National Mortgage Association
FSA	— Insured by Financial Security Assurance Co.
GNMA	— Insured by Government National Mortgage Association
GO	— General Obligation
LOC	— Letter of Credit
MBIA	— Insured by Municipal Bond Investors Assurance
NR	— Not Rated
Radian	— Insured by Radian Asset Assurance
XLCA	— Insured by XL Capital Assurance

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Statement of Investments

July 31, 2005 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

INVESTMENT VALUATION — Investments in securities, Exchange Traded funds and investment companies traded on a U.S. or foreign securities exchange or the NASDAQ National Market System or for investments in securities traded on a foreign securities exchange for which an independent service is not available are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, securities are valued at the last bid price. Debt securities are valued at prices supplied by independent pricing services, broker/dealer-supplied valuations or matrix pricing systems. Unlisted equity securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share on the valuation date. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. In addition, the impact of events that occur after the publication of market quotations used by a Fund to price its securities but before the close of regular trading on the New York Stock Exchange will be reflected in a Fund’s next determined NAV if the Trust, in its discretion, determines to make an adjustment in light of the nature and significance of the event, consistent with applicable regulatory guidelines. Upon such determination the Fund utilizes a price from an independent service, if available. The independent service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depository receipts, futures contracts and foreign currency exchange rates. Securities for which quotations are not readily available or deemed to be inaccurate by the Adviser are valued at fair value using methods approved by the Trust’s Board of Trustees.

TAX INFORMATION — At July 31, 2005, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

Tax Cost	$167,586,414

Gross unrealized gain	7,130,239
Gross unrealized loss	(293,696)

Net unrealized security gain	$6,836,543

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

COMMERCE VALUE FUND

Statement of Investments

July 31, 2005 (Unaudited)

Shares	Description	Value
Common Stocks — 97.2%
Communications — 6.2%
44,150	AT&T Corp.	$874,170
43,200	BellSouth Corp.	1,192,320
14,400	CenturyTel, Inc.	494,928
34,000	SBC Communications, Inc.	831,300
61,250	Sprint Corp.	1,647,625
63,100	Verizon Communications, Inc.	2,159,913

		7,200,256

Consumer Durables — 1.4%
53,000	Ford Motor Co.	569,220
4,250	Hovnanian Enterprises, Inc.*	300,390
5,900	Lennar Corp.	396,893
2,600	The Black & Decker Corp.	234,806
1,900	The Ryland Group, Inc.	153,520

		1,654,829

Consumer Non-Durables — 3.1%
8,400	Hormel Foods Corp.	248,724
11,100	Kellogg Co.	502,941
12,200	Smithfield Foods, Inc.*	318,664
8,600	The Gillette Co.	461,562
4,750	The Hershey Co.	303,382
22,800	The Procter & Gamble Co.	1,268,364
7,300	V. F. Corp.	430,992

		3,534,629

Consumer Services — 4.6%
4,250	Harrah’s Entertainment, Inc.	334,645
34,800	Hilton Hotels Corp.	861,300
14,000	Marriott International, Inc.	958,580
15,900	McDonald’s Corp.	495,603
3,600	MGM MIRAGE*	163,620
6,300	Starwood Hotels & Resorts Worldwide, Inc.	398,916
93,400	The ServiceMaster Co.	1,283,316
23,300	Viacom, Inc., Class B	780,317

		5,276,297

Distribution Services — 1.8%
13,650	Hughes Supply, Inc.	387,933
15,800	McKesson Corp.	711,000
15,000	W.W. Grainger, Inc.	934,800

		2,033,733

Electronic Technology — 6.5%
5,200	Apple Computer, Inc.*	221,780
14,000	Comverse Technology, Inc.*	354,060
68,000	EMC Corp.*	930,920
7,200	General Dynamics Corp.	829,368
9,200	Harris Corp.	341,044
66,800	Hewlett-Packard Co.	1,644,616
3,300	L-3 Communications Holdings, Inc.	258,159
12,400	Lockheed Martin Corp.	773,760
8,100	NCR Corp.*	281,151
16,200	Northrop Grumman Corp.	898,290
11,400	Storage Technology Corp.*	418,722
32,400	Tellabs, Inc.*	314,928
18,600	Xerox Corp.*	245,706

		7,512,504

Energy Minerals — 11.7%
3,900	Burlington Resources, Inc.	250,029
57,400	ChevronTexaco Corp.	3,329,774
26,400	ConocoPhillips	1,652,376
124,000	Exxon Mobil Corp.	7,285,000
5,350	Marathon Oil Corp.	312,226
2,800	Sunoco, Inc.	352,044
4,100	Valero Energy Corp.	339,398

		13,520,847

Finance — 33.3%
13,700	American International Group, Inc.	824,740
56,774	Bank of America Corp.	2,475,346
21,300	CIT Group, Inc.	940,182
114,366	Citigroup, Inc.	4,974,921
8,700	Comerica, Inc.	531,570
9,100	Countrywide Financial Corp.	327,600
4,400	Franklin Resources, Inc.	355,608
4,600	Golden West Financial Corp.	299,552
58,600	J.P. Morgan Chase & Co.	2,059,204
5,700	Jefferson-Pilot Corp.	285,969
9,200	Lehman Brothers Holdings, Inc.	967,196
62,500	Lincoln National Corp.	3,018,750
11,600	Marshall & Ilsley Corp.	532,672
51,100	Merrill Lynch & Co., Inc.	3,003,658
29,600	MetLife, Inc.	1,454,544
54,500	Morgan Stanley & Co., Inc.	2,891,225
11,150	Nationwide Financial Services, Inc.	441,317
8,600	Plum Creek Timber Co., Inc.	325,510
8,600	Prudential Financial, Inc.	575,340
9,100	Ryder System, Inc.	354,809
34,400	Sovereign Bancorp, Inc.	825,256
16,800	The Allstate Corp.	1,029,168
22,500	The Bear Stearns Cos., Inc.	2,297,475
12,600	The Hartford Financial Services Group, Inc.	1,015,182
10,000	Thornburg Mortgage, Inc.	296,800
16,500	Trustmark Corp.	471,570
63,045	U.S. Bancorp	1,895,133
10,850	Wachovia Corp.	546,623
20,500	Washington Mutual, Inc.	870,840
40,700	Wells Fargo & Co.	2,496,538

		38,384,298

Health Services — 2.8%
8,000	Aetna, Inc.	619,200
16,000	Caremark Rx, Inc.*	713,280
4,000	CIGNA Corp.	427,000
12,500	HCA, Inc.	615,625
11,600	WellPoint, Inc.*	820,584

		3,195,689

Health Technology — 4.3%
12,900	Bristol-Myers Squibb Co.	322,242
27,250	Merck & Co., Inc.	846,385
13,800	PerkinElmer, Inc.	289,524
130,500	Pfizer, Inc.	3,458,250

		4,916,401

Industrial Services — 1.9%
37,900	Allied Waste Industries, Inc.*	325,182
8,500	Cooper Cameron Corp.*	603,330
7,400	Diamond Offshore Drilling, Inc.	422,244
33,900	Pride International, Inc.*	882,078

		2,232,834

Non-Energy Minerals — 0.8%
4,150	Nucor Corp.	230,118
4,150	Phelps Dodge Corp.	441,767
12,600	Worthington Industries, Inc.	222,768

		894,653

Process Industries — 2.1%
7,200	Air Products & Chemicals, Inc.	430,272

COMMERCE VALUE FUND

Statement of Investments (continued)

July 31, 2005 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Process Industries — (continued)
7,000	Ball Corp.	$265,650
13,600	E. I. du Pont de Nemours and Co.	580,448
2,800	Monsanto Co.	188,636
3,700	Praxair, Inc.	182,743
16,000	The Dow Chemical Co.	767,200

		2,414,949

Producer Manufacturing — 7.2%
6,100	AMETEK, Inc.	251,320
7,400	Deere & Co.	544,122
7,400	Eaton Corp.	483,516
115,500	General Electric Co.	3,984,750
30,900	Honeywell International, Inc.	1,213,752
9,400	Illinois Tool Works, Inc.	805,110
24,650	Masco Corp.	835,881
2,450	Parker Hannifin Corp.	161,014

		8,279,465

Retail Trade — 1.4%
9,300	AnnTaylor Stores Corp.*	239,661
9,200	AutoNation, Inc.*	198,628
13,100	Claire’s Stores, Inc.	332,871
14,800	CVS Corp.	459,244
12,200	Nordstrom, Inc.	451,522

		1,681,926

Technology Services — 1.9%
69,300	BMC Software, Inc.*	1,322,937
12,750	Electronic Data Systems Corp.	262,268
13,000	Microsoft Corp.	332,930
22,600	Oracle Corp.*	306,908

		2,225,043

Utilities — 6.2%
24,800	Dominion Resources, Inc.	1,831,728
20,000	Entergy Corp.	1,558,800
17,000	Exelon Corp.	909,840
21,200	FirstEnergy Corp.	1,055,336
9,300	PG&E Corp.	349,959
31,500	The Southern Co.	1,102,185
3,700	TXU Corp.	320,568

		7,128,416

TOTAL COMMON STOCKS		$112,086,769

Exchange Traded Fund — 2.4%
40,000	iShares Russell 1000 Value Index Fund	$2,748,000

	Principal Amount	Interest Rate	Maturity Date	Value
Repurchase Agreement(a) — 0.3%
State Street Bank & Trust Co.	$387,000	2.75%	08/01/2005	$387,000
Maturity Value: $387,089

TOTAL INVESTMENTS — 99.9%				$115,221,769
Other assets in excess of liabilities – 0.1%				112,608

Net Assets — 100.0%				$115,334,377

(a)	Repurchase agreement was entered into on July 29, 2005. This agreement was fully collateralized by $305,000 U.S. Treasury Bond, 7.50% due 11/15/2016 with a market value of $395,738.
*	Non-income producing security.

COMMERCE VALUE FUND

Statement of Investments

July 31, 2005 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

INVESTMENT VALUATION — Investments in securities, Exchange Traded funds and investment companies traded on a U.S. or foreign securities exchange or the NASDAQ National Market System or for investments in securities traded on a foreign securities exchange for which an independent service is not available are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, securities are valued at the last bid price. Debt securities are valued at prices supplied by independent pricing services, broker/dealer-supplied valuations or matrix pricing systems. Unlisted equity securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share on the valuation date. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. In addition, the impact of events that occur after the publication of market quotations used by a Fund to price its securities but before the close of regular trading on the New York Stock Exchange will be reflected in a Fund’s next determined NAV if the Trust, in its discretion, determines to make an adjustment in light of the nature and significance of the event, consistent with applicable regulatory guidelines. Upon such determination the Fund utilizes a price from an independent service, if available. The independent service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depository receipts, futures contracts and foreign currency exchange rates. Securities for which quotations are not readily available or deemed to be inaccurate by the Adviser are valued at fair value using methods approved by the Trust’s Board of Trustees.

TAX INFORMATION — At July 31, 2005, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

Tax Cost	$98,559,667

Gross unrealized gain	18,392,495
Gross unrealized loss	(1,730,393)

Net unrealized security gain	$16,662,102

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

COMMERCE CORE EQUITY FUND

Statement of Investments

July 31, 2005 (Unaudited)

Shares	Description	Value
Common Stocks — 97.1%
Commercial Services — 1.0%
29,835	Omnicom Group, Inc.	$2,532,096

Communications — 1.4%
103,820	Verizon Communications, Inc.	3,553,759

Consumer Durables — 4.1%
53,065	Fortune Brands, Inc.	5,017,296
35,250	Harley-Davidson, Inc.	1,874,948
128,850	Leggett & Platt, Inc.	3,258,616

		10,150,860

Consumer Non-Durables — 3.4%
75,795	Avon Products, Inc.	2,479,254
108,730	The Procter & Gamble Co.	6,048,650

		8,527,904

Consumer Services — 6.0%
63,310	Carnival Corp.	3,317,444
84,420	eBay, Inc.*	3,527,068
155,290	McDonald’s Corp.	4,840,389
143,966	News Corp.	2,358,163
27,300	Viacom, Inc., Class B	914,277

		14,957,341

Distribution Services — 1.5%
105,105	SYSCO Corp.	3,790,086

Electronic Technology — 10.0%
225,240	Cisco Systems, Inc.*	4,313,346
116,800	Dell, Inc.*	4,726,896
252,550	EMC Corp.*	3,457,410
147,765	Intel Corp.	4,010,342
66,100	Linear Technology Corp.	2,568,646
77,890	QUALCOMM, Inc.	3,075,876
89,545	Texas Instruments, Inc.	2,843,949

		24,996,465

Energy Minerals — 6.5%
94,260	ConocoPhillips	5,899,733
178,700	Exxon Mobil Corp.	10,498,625

		16,398,358

Finance — 23.8%
57,635	AFLAC, Inc.	2,599,339
49,495	American International Group, Inc.	2,979,599
66,370	Bank of America Corp.	2,893,732
52,075	Capital One Financial Corp.	4,296,187
98,925	CIT Group, Inc.	4,366,549
130,640	Citigroup, Inc.	5,682,840
62,045	Freddie Mac	3,926,208
60,150	J.P. Morgan Chase & Co.	2,113,671
27,632	Legg Mason, Inc.	2,822,609
45,840	Lehman Brothers Holdings, Inc.	4,819,159
66,045	Lincoln National Corp.	3,189,974
62,600	Merrill Lynch & Co., Inc.	3,679,628
126,655	Principal Financial Group, Inc.	5,566,487
129,190	U.S. Bancorp	3,883,451
77,285	Wachovia Corp.	3,893,618
48,640	Wells Fargo & Co.	2,983,578

		59,696,629

Health Services — 5.3%
101,725	Aetna, Inc.	7,873,515
54,330	Quest Diagnostics, Inc.	2,789,302
49,900	UnitedHealth Group, Inc.	2,609,770

		13,272,587

Health Technology — 7.7%
65,000	Abbott Laboratories	3,030,950
40,555	Amgen, Inc.*	3,234,261
62,690	Johnson & Johnson	4,009,652
49,595	Medtronic, Inc.	2,675,154
126,205	Pfizer, Inc.	3,344,433
33,855	Stryker Corp.	1,831,217
15,010	Zimmer Holdings, Inc.*	1,236,224

		19,361,891

Industrial Services — 1.2%
54,000	Baker Hughes, Inc.	3,053,160

Producer Manufacturing — 11.0%
62,245	3M Co.	4,668,375
82,130	Caterpillar, Inc.	4,427,628
94,025	Danaher Corp.	5,213,686
253,345	General Electric Co.	8,740,403
56,140	Ingersoll-Rand Co.	4,388,464

		27,438,556

Retail Trade — 4.7%
49,700	Best Buy Co., Inc.	3,807,020
146,850	CVS Corp.	4,556,755
70,090	Wal-Mart Stores, Inc.	3,458,942

		11,822,717

Technology Services — 4.6%
324,160	Microsoft Corp.	8,301,738
148,800	Symantec Corp.*	3,269,136

		11,570,874

Transportation — 1.2%
35,650	FedEx Corp.	2,997,809

Utilities — 3.7%
33,835	Entergy Corp.	2,637,100
121,595	Exelon Corp.	6,507,764

		9,144,864

TOTAL COMMON STOCKS		$243,265,956

Exchange Traded Fund — 1.3%
25,885	SPDR Trust Series 1	$3,203,010

Repurchase Agreement(a) — 0.4%
State Street Bank & Trust Co.	$1,024,000	2.75%	08/01/2005	$1,024,000
Maturity Value: $1,024,235

TOTAL INVESTMENTS — 98.8%				$247,492,966
Other assets in excess of liabilities — 1.2%				3,071,956

Net Assets — 100.0%				$250,564,922

*	Non-income producing security.
(a)	Repurchase agreement was entered into on July 29, 2005. This agreement was fully collateralized by $805,000 U.S. Treasury Bond, 7.50% due 11/15/2016 with a market value of $1,044,488.

COMMERCE CORE EQUITY FUND

Statement of Investments

July 31, 2005 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

INVESTMENT VALUATION — Investments in securities, Exchange Traded funds and investment companies traded on a U.S. or foreign securities exchange or the NASDAQ National Market System or for investments in securities traded on a foreign securities exchange for which an independent service is not available are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, securities are valued at the last bid price. Debt securities are valued at prices supplied by independent pricing services, broker/dealer-supplied valuations or matrix pricing systems. Unlisted equity securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share on the valuation date. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. In addition, the impact of events that occur after the publication of market quotations used by a Fund to price its securities but before the close of regular trading on the New York Stock Exchange will be reflected in a Fund’s next determined NAV if the Trust, in its discretion, determines to make an adjustment in light of the nature and significance of the event, consistent with applicable regulatory guidelines. Upon such determination the Fund utilizes a price from an independent service, if available. The independent service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depository receipts, futures contracts and foreign currency exchange rates. Securities for which quotations are not readily available or deemed to be inaccurate by the Adviser are valued at fair value using methods approved by the Trust’s Board of Trustees.

TAX INFORMATION — At July 31, 2005, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

Tax Cost	$198,155,714

Gross unrealized gain	57,967,817
Gross unrealized loss	(8,630,565)

Net unrealized security gain	$49,337,252

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Statement of Investments

July 31, 2005 (Unaudited)

	Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations — 97.7%
Kansas — 91.4%
Augusta KS Electric Systems Revenue Bonds (AMBAC) (AAA/Aaa)	$1,000,000	4.75%		08/01/2017	$1,050,970
Butler County KS Unified School District GO Bonds (Improvement Series B) (FSA) (AAA/NR)	1,260,000	5.00		09/01/2026	1,339,960
Cowley County KS Community College Dormitory Revenue Bonds (Refunding) (NR/NR)	410,000	5.00		03/01/2012	431,800
Crawford County KS Unified School District GO Bonds (FSA) (NR/Aaa)	545,000	4.60		09/01/2013	564,647
Derby KS GO Bonds (Refunding Series B) (AMBAC) (NR/Aaa)	440,000	5.00		12/01/2013	473,528
Derby KS GO Bonds Series A (AMBAC) (NR/Aaa)	310,000	4.90		12/01/2014	330,441
Derby KS Water Systems Revenue Bonds (Refunding & Improvement Series 2) (AMBAC) (AAA/Aaa)(a)	500,000	5.60		10/01/2009	545,365
Dodge City KS Unified School District No. 443 GO Bonds (FSA) (AAA/Aaa)	535,000	7.00		09/01/2006	558,791
Dodge City KS Unified School District No. 443 GO Bonds (Refunding) (FGIC) (NR/Aaa)	1,450,000	5.00		03/01/2012	1,572,336
Douglas County KS GO Bonds (Refunding Sales Tax Series A) (AMBAC) (NR/Aaa)	1,000,000	5.00		08/01/2012	1,089,110
Harvey County KS School District No. 373 GO Bonds (Refunding & Improvement) (FSA) (AAA/Aaa)	495,000	5.00		09/01/2015	544,767
Hutchinson KS Community College & Area Vocational School Student Revenue Bonds (Refunding & Improvement) (A-/NR)	450,000	5.25		10/01/2033	475,429
Johnson County KS Community College Certificate of Participation (Improvement) (NR/Aaa)	765,000	4.00		04/01/2013	780,223
Johnson County KS Community College Revenue Bonds (Student Commons & Parking) (MBIA) (AAA/Aaa)	410,000	4.35		11/15/2007	421,927
Johnson County KS GO Bonds (Internal Improvement Series A) (AAA/Aa1)	1,000,000	5.00		09/01/2021	1,068,710
Johnson County KS Unified School District No. 231 GO Bonds (Refunding & Improvement Series A) (FGIC) (AAA/Aaa)	500,000	6.00		10/01/2016	597,760
Johnson County KS Unified School District No. 231 GO Bonds (Refunding & Improvement Series A) (FSA) (AAA/Aaa)	485,000	5.00		10/01/2006	497,314
	415,000	4.50		10/01/2012	433,957
	1,000,000	5.13		10/01/2016	1,067,920
Johnson County KS Unified School District No. 233 GO Bonds (Refunding Series B) (FGIC) (AAA/Aaa)	500,000	5.50		09/01/2017	577,500
Johnson County KS Unified School District No. 512 GO Bonds (Shawnee Mission Series A) (NR/Aa1)	325,000	6.00		10/01/2007	345,732
	400,000	4.40		10/01/2012	412,000
Johnson County KS Water District No. 001 Revenue Bonds (AAA/Aaa)	735,000	5.00		12/01/2010	795,931
Johnson County KS Water District No. 001 Revenue Bonds (Refunding) (AAA/Aaa)	545,000	4.60		12/01/2009	576,038
Johnson County KS Water District No. 001 Revenue Bonds (Refunding) (ADFA GTD) (AAA/Aaa)	275,000	5.00		12/01/2019	294,286
Kansas Independent College Finance Authority Revenue Bonds (Benedictine College Project) (NR/NR)(a)	645,000	6.50		10/01/2007	692,427
Kansas State Department of Transportation Highway Revenue Bonds (AA+/Aa2)	800,000	5.25	(a)	09/01/2009	862,208
	760,000	6.13		09/01/2009	845,865
Kansas State Department of Transportation Highway Revenue Bonds (Refunding) (AA+/Aa2)	300,000	5.50		09/01/2012	337,719
Kansas State Department of Transportation Highway Revenue Bonds Series A (AA+/Aa2)(a)	340,000	5.00		09/01/2010	367,305
Kansas State Development Finance Authority Lease Revenue Bonds (Juvenile Justice Authority Series D) (MBIA) (AAA/Aaa)	1,270,000	5.25		05/01/2013	1,378,483
Kansas State Development Finance Authority Lease Revenue Bonds (State Capitol Project V-I-A) (FSA) (AAA/Aaa)	500,000	5.00		10/01/2011	536,630
Kansas State Development Finance Authority Revenue Bonds (Athletic Facilities Series R) (A/NR)	350,000	5.00		07/01/2014	364,007
Kansas State Development Finance Authority Revenue Bonds (Board of Regents Rehab Series G-2) (AMBAC) (AAA/Aaa)	1,000,000	5.50		10/01/2007	1,051,460
Kansas State Development Finance Authority Revenue Bonds (Board of Regents University Housing Series A) (MBIA) (AAA/Aaa)	1,500,000	5.00		04/01/2024	1,596,855
Kansas State Development Finance Authority Revenue Bonds (El Dorado Department of Corrections Refunding Project A1) (MBIA) (NR/Aaa)	200,000	5.00		08/01/2010	215,420
Kansas State Development Finance Authority Revenue Bonds (El Dorado Department of Corrections Refunding Project A1) (MBIA) (AAA/Aaa)	400,000	5.00		02/01/2012	424,328
Kansas State Development Finance Authority Revenue Bonds (Juvenile Justice Authority Series D) (MBIA) (AAA/Aaa)	400,000	5.00		05/01/2012	428,804
Kansas State Development Finance Authority Revenue Bonds (Kansas State Projects Series J) (AMBAC) (AAA/Aaa)	2,050,000	5.00		08/01/2017	2,202,151
Kansas State Development Finance Authority Revenue Bonds (Limited Tax Impact Program Series V) (AA/A2)	1,065,000	5.00		06/01/2006	1,083,819
Kansas State Development Finance Authority Revenue Bonds (Public Water Supply Loan-2) (MBIA-IBC) (AAA/Aaa)(a)	575,000	5.25		04/01/2008	608,586

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Statement of Investments (continued)

July 31, 2005 (Unaudited)

	Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations — (continued)
Kansas — (continued)
Kansas State Development Finance Authority Revenue Bonds (Public Water Supply Revolving Loan-2) (NR/Aa1)(a)	$600,000	5.00%		04/01/2008	$631,236
	990,000	5.25		04/01/2008	1,047,826
Kansas State Development Finance Authority Revenue Bonds (Public Water Supply Revolving Loan-2) (AMBAC) (AAA/Aaa)(a)	705,000	5.50		04/01/2012	788,987
Kansas State Development Finance Authority Revenue Bonds (Refunding-Wichita State University Housing System-P) (AMBAC) (AAA/Aaa)	600,000	5.00		06/01/2013	648,912
	630,000	5.00		06/01/2014	678,195
	300,000	5.00		06/01/2016	320,340
Kansas State Development Finance Authority Revenue Bonds (State Projects Series W) (MBIA) (AAA/Aaa)	320,000	4.00		10/01/2011	328,608
Kansas State Development Finance Authority Revenue Bonds (University of Kansas Athletic Facilities Refunding Series K) (A/A1)	1,015,000	5.00		06/01/2017	1,078,945
Kansas State Development Finance Authority Revenue Bonds (Water Pollution Control Revolving Fund I) (AAA/Aaa)	955,000	5.00		11/01/2009	1,023,454
Kansas State Development Finance Authority Revenue Bonds (Water Pollution Control Revolving Fund II) (AAA/Aaa)	1,100,000	6.00	(a)	11/01/2010	1,242,450
	280,000	5.50		05/01/2017	323,876
Kansas State Development Finance Authority Revenue Bonds (Water Pollution Control Revolving Loan II) (AAA/Aaa)	500,000	5.25		05/01/2007	520,345
Kansas State Development Finance Authority Revenue Bonds (Water Pollution Control Revolving Loan II) (AA+/Aaa)(a)	500,000	5.40		05/01/2007	521,960
Lawrence KS Hospital Revenue Bonds (Lawrence Memorial Hospital) (Radian) (AA/Baa1)	350,000	5.75		07/01/2014	381,210
Lawrence KS Hospital Revenue Bonds (Refunding Lawrence Memorial Hospital) (NR/Baa1)	550,000	5.25		07/01/2010	586,162
	1,000,000	5.38		07/01/2014	1,081,850
	700,000	5.38		07/01/2015	757,295
Leavenworth County KS GO Bonds Series A (AMBAC) (AAA/Aaa)	300,000	5.00		12/01/2005	302,337
Leavenworth County KS Unified School District No. 464 Tonganoxie GO Bonds (Improvement Series A) (MBIA) (AAA/Aaa)	150,000	5.00		09/01/2020	161,691
Leawood KS GO Bonds Series A (NR/Aa1)	200,000	4.00		09/01/2008	205,538
McPherson KS GO Bonds (Refunding & Improvement Series 125) (AMBAC) (AAA/Aaa)	790,000	5.00		08/01/2008	832,842
Merriam KS GO Bonds (Refunding Internal Improvement Series C) (FGIC) (NR/Aaa)	285,000	4.10		10/01/2007	288,477
Olathe KS Educational Facilities Revenue Bonds (Kansas Independent Series C) (NR/NR)	500,000	5.40		10/01/2013	516,810
Olathe KS Health Facilities Revenue Bonds (Medical Center Project Series A) (AMBAC) (AAA/Aaa)	500,000	5.50		09/01/2010	548,820
Osage City KS Electric Utility Systems Revenue Bonds (Refunding & Improvement) (NR/NR)(a)	1,000,000	6.15		12/01/2009	1,114,010
Pittsburg KS GO Bonds (Refunding) (FSA) (NR/Aaa)	600,000	5.50		09/01/2011	666,558
Pratt KS Electric Utility Systems Revenue Bonds Series 2001-1 (AMBAC) (AAA/Aaa)	725,000	4.85		05/01/2013	762,867
Riley County KS GO Bonds (Refunding Series A) (AMBAC) (AAA/Aaa)	470,000	4.50		09/01/2009	482,366
Saline County KS Unified School District No. 305 Salina GO Bonds (FSA) (NR/Aaa)	230,000	5.50		09/01/2016	256,581
Saline County KS Unified School District No. 305 Salina GO Bonds (Unrefunded Balance) (FSA) (NR/Aaa)	70,000	5.50		09/01/2016	76,959
Scott County KS Unified School District No. 466 GO Bonds (Refunding) (FGIC) (AAA/NR)	680,000	5.25		09/01/2014	746,416
	670,000	5.25		09/01/2015	734,561
Sedgwick & Shawnee County KS Single Family Revenue Bonds (Mortgage Backed Securities Program Series A-1) (AMT) (GNMA) (NR/Aaa)	10,000	5.00		06/01/2013	10,076
Sedgwick & Shawnee County KS Single Family Revenue Bonds (Mortgage Backed Securities Program Series A-2) (AMT) (GNMA) (NR/Aaa)	195,000	5.80		06/01/2017	200,856
Sedgwick County KS GO Bonds Series A (AA+/Aa1)	455,000	4.15		08/01/2010	473,100
Sedgwick County KS Unified School District No. 265 GO Bonds (FGIC) (NR/Aaa)	500,000	5.50		10/01/2009	543,840
Seward County KS Unified School District No. 480 GO Bonds (FSA) (NR/Aaa)	100,000	6.25		09/01/2005	100,287
Shawnee County KS GO Bonds (Refunding & Improvement Series A) (NR/A1)	490,000	5.00		09/01/2008	516,676
	250,000	5.25		09/01/2009	268,450
	520,000	4.90		09/01/2013	539,822
Shawnee County KS Unified School District No. 501 GO Bonds (NR/Aa3)	1,000,000	5.00		02/01/2014	1,072,650
	500,000	5.00		02/01/2018	533,355
Topeka KS GO Bonds Series A (XLCA) (NR/Aaa)	100,000	4.00		08/15/2016	100,548
Topeka KS Water & Water Pollution Control Utility Revenue Bonds Series A (FGIC) (NR/Aaa)	565,000	5.50		08/01/2010	609,997
University of Kansas Hospital Authority Health Facilities Revenue Bonds (Kansas University Health System) (A-/NR)	200,000	5.50		09/01/2011	216,262
	1,000,000	6.00		09/01/2014	1,108,540
Wichita KS GO Bonds (Sales Tax) (AA/Aa2)	1,000,000	5.00		04/01/2014	1,063,440
Wichita KS GO Bonds Series 735 (AA/Aa2)	250,000	4.00		09/01/2009	250,313

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Statement of Investments (continued)

July 31, 2005 (Unaudited)

	Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations — (continued)
Kansas — (continued)
Wichita KS GO Bonds Series 766 (AA/Aa2)	$455,000	4.30%	09/01/2010	$472,181
Wichita KS Hospital Revenue Bonds (Refunding Facilities Improvement Series XI) (A+/NR)	1,500,000	6.75	11/15/2014	1,708,395
Wyandotte County KS Revenue Bonds (Refunding & Improvement) (MBIA) (AAA/Aaa)	600,000	4.40	09/01/2011	623,676
Wyandotte County KS School District No. 204 GO Bonds (Refunding & Improvement Series A) (FSA) (NR/Aaa)	300,000	6.38	09/01/2011	347,553
	785,000	5.38	09/01/2015	852,910
Wyandotte County KS Unified School District No. 500 GO Bonds (Refunding) (FSA) (AAA/Aaa)	160,000	5.00	09/01/2012	173,882
Wyandotte County KS Unified School District No. 500 GO Bonds (Refunding) (FSA) (NR/Aaa)	625,000	5.25	09/01/2016	701,487
	1,000,000	5.25	09/01/2020	1,131,970

				63,121,259

Puerto Rico — 6.3%
Puerto Rico Commonwealth GO Bonds (MBIA) (AAA/Aaa)(a)	500,000	5.38	07/01/2007	530,800
Puerto Rico Commonwealth GO Bonds (Refunding & Public Improvement Series A) (MBIA) (AAA/Aaa)	475,000	5.50	07/01/2016	551,171
Puerto Rico Commonwealth Highway & Transportation Authority Highway Revenue Bonds (Refunding Series X) (FSA-CR) (AAA/Aaa)	425,000	5.50	07/01/2015	490,646
Puerto Rico Commonwealth Highway & Transportation Authority Highway Revenue Bonds Series Y (A/Baa2)	500,000	6.25	07/01/2013	581,520
Puerto Rico Commonwealth Highway & Transportation Authority Transportation Revenue Bonds Series G (FGIC) (AAA/Aaa)	1,000,000	5.25	07/01/2021	1,096,810
Puerto Rico Municipal Finance Agency GO Bonds (Refunding Series B) (FSA) (AAA/Aaa)	500,000	5.50	08/01/2018	542,695
Puerto Rico Municipal Finance Agency GO Bonds Series A (FSA) (AAA/Aaa)	500,000	5.50	08/01/2019	542,110

				4,335,752

TOTAL MUNICIPAL BOND OBLIGATIONS				$67,457,011

Repurchase Agreement(b) — 1.1%
State Street Bank & Trust Co.	$772,000	2.75%	08/01/2005	$772,000
Maturity Value: $772,177

TOTAL INVESTMENTS — 98.8%				$68,229,011
Other assets in excess of liabilities — 1.2%				860,964

Net Assets — 100.0%				$69,089,975

(a)	Prerefunded security. Maturity date disclosed is prerefunding date.
(b)	Repurchase agreement was entered into on July 29, 2005. This agreement was fully collateralized by $535,000 U.S. Treasury Bond, 9.88% due 11/15/2015 with a market value of $789,793.

Security ratings disclosed are issued by Standard & Poor’s Ratings Services/Moody’s Investors Service. A description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:

ADFA	— Arkansas Development Finance Authority
AMBAC	— Insured by American Municipal Bond Assurance Corp.
AMT	— Alternative Minimum Tax
FGIC	— Insured by Financial Guaranty Insurance Co.
FSA	— Insured by Financial Security Assurance Co.
GNMA	— Insured by Government National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
MBIA	— Insured by Municipal Bond Investors Assurance
MBIA-IBC	— Insured by Municipal Bond Investors Assurance - Insured Bond Certificates
NR	— Not Rated
Radian	— Insured by Radian Asset Assurance
XLCA	— Insured by XL Capital Assurance

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Statement of Investments

July 31, 2005 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

INVESTMENT VALUATION — Investments in securities, Exchange Traded funds and investment companies traded on a U.S. or foreign securities exchange or the NASDAQ National Market System or for investments in securities traded on a foreign securities exchange for which an independent service is not available are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, securities are valued at the last bid price. Debt securities are valued at prices supplied by independent pricing services, broker/dealer-supplied valuations or matrix pricing systems. Unlisted equity securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share on the valuation date. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. In addition, the impact of events that occur after the publication of market quotations used by a Fund to price its securities but before the close of regular trading on the New York Stock Exchange will be reflected in a Fund’s next determined NAV if the Trust, in its discretion, determines to make an adjustment in light of the nature and significance of the event, consistent with applicable regulatory guidelines. Upon such determination the Fund utilizes a price from an independent service, if available. The independent service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depository receipts, futures contracts and foreign currency exchange rates. Securities for which quotations are not readily available or deemed to be inaccurate by the Adviser are valued at fair value using methods approved by the Trust’s Board of Trustees.

TAX INFORMATION — At July 31, 2005, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

Tax Cost	$65,876,383

Gross unrealized gain	2,438,784
Gross unrealized loss	(86,156)

Net unrealized security gain	$2,352,628

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

COMMERCE ASSET ALLOCATION FUND

Statement of Investments

July 31, 2005 (Unaudited)

Shares	Description	Value
Mutual Funds (Institutional Shares) — 97.3%
Equity — 67.1%
151,437	Commerce Growth Fund—20.2%	$3,484,558
89,930	Commerce International Equity Fund—11.2%	1,929,891
31,125	Commerce MidCap Growth Fund—5.2%	895,466
165,053	Commerce Value Fund—24.2%	4,169,242
44,887	T. Rowe Price Mid-Cap Value Fund—6.3%	1,083,123

		11,562,280

Fixed Income — 30.2%
282,327	Commerce Bond Fund—30.2%	5,206,111

TOTAL MUTUAL FUNDS (INSTITUTIONAL SHARES)		$16,768,391

Exchange Traded Fund — 3.1%
6,843	iShares MSCI Emerging Markets Index	$527,595

TOTAL INVESTMENTS — 100.4%		$17,295,986

Liabilities in excess of other assets – (0.4)%		(61,499)

Net Assets — 100.0%		$17,234,487

For information on the underlying Commerce mutual funds, please call our toll free Shareholder Services Line at 1-800-995-6365 or visit us on the web at www.commercefunds.com.

COMMERCE ASSET ALLOCATION FUND

Statement of Investments

July 31, 2005 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

INVESTMENT VALUATION — The Asset Allocation Fund invests in a combination of underlying funds (the “Underlying Funds”) advised by the Adviser. Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Because the Asset Allocation Fund invests primarily in other mutual funds, which fluctuate in value, the Fund’s shares will correspondingly fluctuate in value.

TAX INFORMATION — At July 31, 2005, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

Tax Cost	$15,991,399

Gross unrealized gain	1,357,803
Gross unrealized loss	(53,216)

Net unrealized security gain	$1,304,587

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) are effective as a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 3a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Separate Certifications of the principal executive officer and treasurer pursuant to Rule 30a-2(a) under the Act, are filed herewith as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Commerce Funds

By	/s/ Larry E Franklin
Larry E Franklin
Chief Executive Officer

Date September 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Larry E Franklin
Larry E Franklin
Chief Executive Officer

Date September 29, 2005

By	/s/ Peter W Fortner
Peter W Fortner
Treasurer

Date September 29, 2005